                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21482
                                    ---------------------------------------

                          SUNAMERICA SPECIALTY SERIES
--------------------------------------------------------------------------------
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

        HARBORSIDE FINANCIAL CENTER, 3200 PLAZA 5 JERSEY CITY, NJ 07311
--------------------------------------------------------------------------------
    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)                    (ZIP CODE)

                                 JOHN T. GENOY
                             SENIOR VICE PRESIDENT
                       SUNAMERICA ASSET MANAGEMENT CORP.
                         HARBORSIDE FINANCIAL CENTER,
                                 3200 PLAZA 5
                             JERSEY CITY, NJ 07311
--------------------------------------------------------------------------------
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

Registrant's telephone number, including area code:    (201) 324-6414
                                                      ------------------------

Date of fiscal year end:   October 31
                          ------------------------

Date of reporting period:        April 30, 2013
                               ------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

       2013 SEMI-ANNUAL REPORT

                          SUNAMERICA SPECIALTY SERIES


      High Watermark Fund
      2020 High Watermark Fund
      SunAmerica
      Alternative Strategies Fund
      Global Trends Fund
      Focused Alpha Growth Fund
      Focused Alpha Large-Cap Fund



                                    [GRAPHIC]



[LOGO]

                        TABLE OF CONTENTS


        MESSAGE FROM THE PRESIDENT..................................  2
        EXPENSE EXAMPLE.............................................  5
        STATEMENT OF ASSETS AND LIABILITIES.........................  7
        STATEMENT OF OPERATIONS.....................................  9
        STATEMENT OF CHANGES IN NET ASSETS.......................... 10
        FINANCIAL HIGHLIGHTS........................................ 12
        PORTFOLIO OF INVESTMENTS.................................... 18
        NOTES TO FINANCIAL STATEMENTS............................... 30

        A MESSAGE FROM THE PRESIDENT -- (UNAUDITED)

Dear Shareholders:

We are pleased to present this semi-annual update for the SunAmerica Specialty Series, including SunAmerica Alternative Strategies Fund, SunAmerica Global Trends Fund, 2020 High Watermark Fund, SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund for the six-month period ended
April 30, 2013.

Overall, global equities advanced solidly during the semi-annual period, while bonds generated more mixed results. Global equities were driven primarily by accommodative monetary policy from central banks around the world. The performance of bonds was muted by investors' concerns about the health of the global economy.

As the semi-annual period began in the last two months of 2012, the U.S. equity markets faced uncertainty about the then-looming "fiscal cliff" of government tax increases and spending cuts but managed to garner positive returns. Following U.S. election results that virtually maintained the status quo, investors responded favorably to improved housing and employment data. Also, the Federal Reserve (the "Fed") for the first time tied its low interest rate policy to unemployment and inflation thresholds rather than any date-specific guideline. On January 1, 2013, the U.S. Congress finally reached some resolution to avoid the "fiscal cliff." That agreement, along with varied but broadly positive macroeconomic and corporate earnings data, increased merger and acquisition activity and ongoing Fed support, maintained the momentum in the U.S. equity market rally. In March 2013, heightened uncertainty in Europe caused some brief periods of volatility as did the U.S. federal budget sequestration, or automatic spending cuts, that were allowed to go into effect. However, more than offsetting these concerns were reports of an unemployment rate that had dropped to 7.7% and housing prices that had risen at their fastest pace since mid-2006. In April 2013, U.S. equities, as represented by the S&P 500 Index,* continued to post gains, as consumer confidence exceeded expectations despite some weak corporate earnings and mixed economic data. The S&P 500 Index ended April 2013 with its best calendar year-to-date performance since 1998 and closed the semi-annual period at a new all-time high.

European equities generally reflected optimism regarding Europe's ability to work through its sovereign debt issues, despite periods of volatility from a banking crisis in Cyprus and a political stalemate in Italy. Investors were particularly encouraged by the European Central Bank's bond-buying program, which eased financial stress in the Eurozone. Japanese equities led returns among international equities, rallying significantly after the election of its new Prime Minister, Shinzo Abe, in December 2012, who had campaigned on a platform of establishing an inflation target and weakening the yen. The Bank of Japan's aggressive monetary stimulus policies, under new head Haruhiko Kuroda, further supported the Japanese equity market's strong returns.

U.S. bonds, as represented by Barclays U.S. Aggregate Bond Index,* posted modestly positive returns, while global bonds, as represented by Barclays Global Aggregate Bond Index,* generated modestly negative returns for the semi-annual period overall. Fixed income sectors with higher risk profiles, including high yield corporate bonds, performed well, largely in response to accommodative monetary policies of the world's central banks and the resolution of the U.S fiscal cliff debate, which reinvigorated investors' risk appetite as they sought yield. Those fixed income sectors considered less risky, such as U.S. Treasury securities and agency mortgage-backed securities, lagged in comparison.

Amidst these conditions, the investment markets posted mixed results during the semi-annual period. Despite some volatility, the semi-annual period was a strong one for the U.S. equity markets, with broad-based gains driving the S&P 500 Index to a 14.42% return, and for the international equity markets, with the MSCI All Country World Index (net)* returning 13.46%. The Citigroup 10-Year U.S. Treasury Benchmark Index* returned 1.55%, as yields declined from 1.75% at the beginning of the semi-annual period to 1.70% on April 30, 2013. Similarly, as yields on international government bonds moved lower on monetary easing by several central banks around the world amid concerns about global growth momentum, the Citigroup World Government Bond Index (USD, hedged)* returned 2.65%. Meanwhile, the Barclays 1-3 Year Government Bond Index* was essentially flat, returning 0.35% for the same time period. Commodities faced pressures, especially in April 2013 from stagnating Chinese demand and renewed worries about European sovereign debt troubles, as highlighted by the crisis in Cyprus. Representing the commodities asset class, the S&P GSCI Light Energy Total Return Index* returned -6.70% for the semi-annual period. Hedge funds and managed futures generated comparatively stronger returns, with the Hedge Fund Research Equal Weighted Strategies Index* returning 4.74% and the S&P Diversified Trends Indicator Index* returning 3.48% over the same six months.

On the following pages, you will find financial statements and portfolio information for each of the SunAmerica Specialty Series portfolios for the six-month period ended April 30, 2013.

Thank you for being a part of the SunAmerica Specialty Series portfolios. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President & CEO
SunAmerica Asset Management Corp.
--------
Past performance is no guarantee of future results. Diversification and asset allocation do not guarantee a profit nor protect against a loss.

* The S&P 500 INDEX is Standard & Poor's 500 Composite Stock Price Index, a widely-recognized, unmanaged index of common stock prices. The BARCLAYS U.S. AGGREGATE BOND INDEX represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The BARCLAYS GLOBAL AGGREGATE BOND INDEX provides a broad-based measure of the global investment grade fixed-rate debt markets. It is comprised of the U.S. Aggregate, Pan-European Aggregate and Asian-Pacific Aggregate Indexes. It also includes a wide range of standard and customized sub-indices by liquidity constraint, sector, quality and maturity. The MSCI ALL COUNTRY WORLD INDEX (NET) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. It consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The CITIGROUP 10-YEAR U.S. TREASURY INDEX is an unmanaged index that computes returns for the current Treasury Notes with a maturity of 10 years or less. Treasury Notes are fixed income securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. The CITIGROUP WORLD GOVERNMENT BOND INDEX (USD, HEDGED) is a market capitalization-weighted bond index consisting of the government bond markets of 23 developed countries. Country eligibility in the WGBI is determined by market size, credit and barriers-to-entry requirement criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US$25 million. The BARCLAYS 1-3 YEAR GOVERNMENT BOND INDEX consists of securities in the U.S. Government Index with a maturity from 1 up to (but not including) 3 years. The index includes publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government. The S&P GSCI LIGHT ENERGY TOTAL RETURN INDEX is a sub-index of the S&P Goldman Sachs Commodity Index (GSCI) and tracks the performance of commodity futures using the same conventions as the S&P GSCI. The S&P GSCI Light Energy TR Index uses 1/4 of the S&P GSCI contract production weights for the energy components. The S&P GSCI is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully collateralized basis with full reinvestment. The HEDGE FUND RESEARCH EQUAL WEIGHTED STRATEGIES INDEX is calculated by equally weighting these eight hedge strategies with fixed weights for each strategy; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The S&P DIVERSIFIED TRENDS INDICATOR INDEX is a diversified composite of commodity and financial futures designed to provide exposure to major global market trends. It's a composite of 24 highly liquid futures grouped into 14 sectors, evenly weighted between financials and physical commodities. Indices are not managed and an investor cannot invest directly in an index.
The 2020 High Watermark Fund's subadviser employs a disciplined quantitative approach through a proprietary, computer-assisted methodology to construct and rebalance the Fund's portfolio. This construction and rebalancing process is similar to asset allocation except that it controls not only portfolio assets such as U.S. government securities but also the portfolio's exposures to equity markets via futures contracts and from time to time options contracts. Under certain circumstances, the Fund may be required to invest 100% of its assets in fixed income securities. In these circumstances, the Fund may not participate meaningfully in any subsequent recovery in the equity markets. Use of fixed income securities reduces the Fund's ability to participate as fully in upward equity market movements, and therefore, represents some loss of opportunity compared to portfolios that are fully invested in equities.
On the 2020 High Watermark Fund's Protected Maturity Date, the Fund is designed to return to shareholders the highest net asset value (NAV) attained during the life of the Fund, adjusted as a result of dividends, distribution and extraordinary expenses. This NAV is the Fund's Protected High Watermark Value. The 2020 High Watermark Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the Protected High Watermark Value is backed by a master agreement ("Master Agreement") between SunAmerica Specialty Series, on behalf of the 2020 High Watermark Fund, and Prudential Global Funding ("PGF"), under which PGF will pay to the Fund any shortfall between the Protected High Watermark Value and the actual NAV per share on the Fund's Protected Maturity Date, provided certain conditions are met. PGF's obligations are guaranteed by its parent company, Prudential Financial Inc., ("Prudential Financial"). The Master Agreement is solely the obligation of PGF and Prudential Financial. The Master Agreement is an obligation that runs solely to the 2020 High Watermark Fund, not to the Fund's shareholders. PGF's obligations under the Master Agreement are dependent on the financial condition of PGF and Prudential Financial. A shareholder's payout will be reduced by any redemption of Fund shares or dividends and distributions taken in cash, sales charges and extraordinary fund expenses. Dividends and distributions from the Fund are taxable whether or not you reinvest them in additional shares of the Fund. The Payment Undertaking does not apply to shares redeemed prior to the Protected Maturity Date and shareholders can lose money on shares redeemed early. If certain obligations are not performed under the Master Agreement (Master Agreement risk), shareholders will receive upon redemption the then-current net asset value, which may be lower than the current high watermark value. Neither the Fund nor SunAmerica Asset Management Corp., the Fund's investment adviser, is obligated to replace the Master Agreement provider or Prudential Financial should they be unable to make payments under the Master Agreement. The Master Agreement increases the Fund's expenses and could lower fund performance. If the Master Agreement is terminated, the fee payable under a new agreement may be higher.
The SunAmerica Alternative Strategies Fund is not a complete investment program and should not be an investor's sole investment because its performance is linked to the performance of highly volatile commodities and hedge funds. The Fund may also hold investments through the managed futures strategy that may fluctuate significantly in value over short periods of time. Investors should consider buying shares of the SunAmerica Alternative Strategies Fund only as part of an overall portfolio strategy that includes other asset classes, such as fixed income and equity investments. Investors in the SunAmerica Alternative Strategies Fund should be willing to assume greater risks of potentially significant short-term share price fluctuation because of the SunAmerica Alternative Strategies Fund's investments in commodity-linked and hedge fund-linked instruments and in managed futures.
The risks associated with the Global Trends Fund's use of futures contracts include the risk that:
(i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Investments that provide exposure to foreign markets involve special risks, such as currency fluctuations, differing financial reporting and regulatory standards, and economic and political instability. These risks are highlighted when the issuer is in an emerging market. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from futures instruments that are tied to foreign instruments or currencies. The Fund also has exposure to the commodities markets, which may subject it to greater volatility than investments in traditional securities. The SunAmerica Global Trends Fund expects to invest a significant portion of its assets in repurchase agreements collateralized by the U.S. government and its agencies, and may also invest in other high-quality, short-term securities ("money market instruments"). The primary purpose of the repurchase agreements and other money market instruments held by the Fund will be to serve as collateral for the futures instruments. The Fund's investments in repurchase agreements involve certain risks involving the default or insolvency of the seller and counterparty risk (i.e. the risk that the counterparty will not perform its obligations). The Fund's return is expected to be derived principally from changes in the value of the assets underlying the futures instruments held by the Fund. Active trading of the Fund's portfolio may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. Active trading may also result in increased tax liability for Fund shareholders. Investors should note that the ability of the subadviser to successfully implement the Fund's strategies, including the proprietary investment process used by the subadviser, will influence the performance of the Fund significantly.
Focused funds are less diversified than typical mutual funds; therefore, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. Stocks of small-cap and mid-cap companies are generally more volatile than and not as readily marketable as those of larger companies, and may have less resources and a greater risk of business failure than do large companies.

        SUNAMERICA SPECIALTY SERIES
        EXPENSE EXAMPLE -- APRIL 30, 2013 -- (UNAUDITED)

DISCLOSURE OF FUND EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Fund (each a "Fund" and collectively, the "Funds") in the SunAmerica Specialty Series (the "Trust"), you may incur two types of costs:
(1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) on investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at November 1, 2012 and held until April 30, 2013.

ACTUAL EXPENSES

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Period Ended April 30, 2013" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Period Ended April 30, 2013" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Period Ended April 30, 2013" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Period Ended April 30, 2013" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other Funds. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Period Ended April 30, 2013" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Period Ended April 30, 2013" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Period Ended April 30, 2013" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable, to your account. Please refer to your prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        SUNAMERICA SPECIALTY SERIES
        EXPENSE EXAMPLE -- APRIL 30, 2013 -- (UNAUDITED) (CONTINUED)

                                                                                                ENDING ACCOUNT
                                                                                                 VALUE USING A
                                                   ENDING ACCOUNT EXPENSES PAID                HYPOTHETICAL 5.0% EXPENSES PAID
                                      BEGINNING     VALUE USING    DURING THE     BEGINNING      ANNUAL RETURN    DURING THE
                                    ACCOUNT VALUE  ACTUAL RETURN  PERIOD ENDED  ACCOUNT VALUE   ASSUMED RETURN   PERIOD ENDED
                                    AT NOVEMBER 1,  AT APRIL 30,    APRIL 30,   AT NOVEMBER 1,   AT APRIL 30,      APRIL 30,
                                         2012           2013          2013*          2012            2013            2013*
                                    -------------- -------------- ------------- -------------- ----------------- -------------
2020 HIGH WATERMARK FUND
  Class A#.........................   $1,000.00      $1,010.40       $ 6.63       $1,000.00        $1,018.20        $ 6.66
  Class C#.........................   $1,000.00      $1,007.62       $ 9.86       $1,000.00        $1,014.98        $ 9.89
  Class I#.........................   $1,000.00      $1,013.15       $ 4.29       $1,000.00        $1,020.53        $ 4.31
SUNAMERICA ALTERNATIVE STRATEGIES
 FUND@
  Class A#.........................   $1,000.00      $  930.05       $ 8.23       $1,000.00        $1,016.27        $ 8.60
  Class C#.........................   $1,000.00      $  927.00       $11.32       $1,000.00        $1,013.04        $11.83
  Class W#.........................   $1,000.00      $  930.21       $ 7.27       $1,000.00        $1,017.26        $ 7.60
SUNAMERICA GLOBAL TRENDS FUND@
  Class A#.........................   $1,000.00      $1,041.47       $ 9.36       $1,000.00        $1,015.62        $ 9.25
  Class C#.........................   $1,000.00      $1,038.92       $12.54       $1,000.00        $1,012.50        $12.37
  Class W#.........................   $1,000.00      $1,043.48       $ 8.11       $1,000.00        $1,016.86        $ 8.00
SUNAMERICA FOCUSED ALPHA GROWTH
 FUND
  Class A#.........................   $1,000.00      $1,142.84       $ 9.14       $1,000.00        $1,016.27        $ 8.60
  Class C#.........................   $1,000.00      $1,139.45       $12.57       $1,000.00        $1,013.04        $11.83
  Class W#.........................   $1,000.00      $1,144.12       $ 8.08       $1,000.00        $1,017.26        $ 7.60
SUNAMERICA FOCUSED ALPHA LARGE-CAP
 FUND
  Class A#.........................   $1,000.00      $1,164.03       $ 9.23       $1,000.00        $1,016.27        $ 8.60
  Class C#.........................   $1,000.00      $1,160.43       $12.70       $1,000.00        $1,013.04        $11.83
  Class W#.........................   $1,000.00      $1,165.29       $ 8.16       $1,000.00        $1,017.26        $ 7.60



                                      EXPENSE
                                    RATIO AS OF
                                     APRIL 30,
                                       2013*
                                    -----------
2020 HIGH WATERMARK FUND
  Class A#.........................    1.33%
  Class C#.........................    1.98%
  Class I#.........................    0.86%
SUNAMERICA ALTERNATIVE STRATEGIES
 FUND@
  Class A#.........................    1.72%
  Class C#.........................    2.37%
  Class W#.........................    1.52%
SUNAMERICA GLOBAL TRENDS FUND@
  Class A#.........................    1.85%
  Class C#.........................    2.48%
  Class W#.........................    1.60%
SUNAMERICA FOCUSED ALPHA GROWTH
 FUND
  Class A#.........................    1.72%
  Class C#.........................    2.37%
  Class W#.........................    1.52%
SUNAMERICA FOCUSED ALPHA LARGE-CAP
 FUND
  Class A#.........................    1.72%
  Class C#.........................    2.37%
  Class W#.........................    1.52%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your prospectus, your retirement plan document and/or materials from your financial adviser, for more information.
# During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds, or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period Ended April 30, 2013" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expense Paid During the Period Ended April 30, 2013" and the "Expense Ratios" would have been lower.
@  Consolidated; See Note 2.

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2013 -- (UNAUDITED)

                                                                              2020 HIGH      SUNAMERICA     SUNAMERICA
                                                                              WATERMARK     ALTERNATIVE       GLOBAL
                                                                                FUND      STRATEGIES FUND# TRENDS FUND#
                                                                            ------------  ---------------- ------------
ASSETS:
Investments at value (unaffiliated)*....................................... $ 54,253,234    $125,940,319   $         --
Repurchase agreements (cost approximates value)............................    1,744,000       5,713,375    153,445,000
                                                                            ------------    ------------   ------------
  Total investments........................................................   55,997,234     131,653,694    153,445,000
                                                                            ------------    ------------   ------------
Cash.......................................................................          950             885          6,135
Receivable for:
  Shares of beneficial interest sold.......................................           --          72,640         47,032
  Dividends and interest...................................................           --         263,640            580
  Investments sold.........................................................           --              --             --
Prepaid expenses and other assets..........................................        4,506           6,268          5,146
Due from broker............................................................           --              --      7,910,887
Due from investment adviser for expense reimbursements/fee waivers.........       28,055           9,234             --
Unrealized appreciation on forward foreign currency contracts..............           --              --        206,697
Variation margin on futures contracts......................................          200         306,254        262,052
                                                                            ------------    ------------   ------------
  Total assets.............................................................   56,030,945     132,312,615    161,883,529
                                                                            ------------    ------------   ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed...................................       24,971       1,201,676        487,057
  Investments purchased....................................................           --              --             --
  Investment advisory and management fees..................................       30,028         115,252        150,896
  Distribution and service maintenance fees................................       20,857          49,769         64,038
  Transfer agent fees and expenses.........................................       11,073          29,980         33,262
  Trustees' fees and expenses..............................................          110             398            481
  Prudential Global Funding, Inc. (Note 1).................................       16,170              --             --
  Other accrued expenses...................................................       21,471          39,794         63,151
  Due to broker............................................................           --         360,391             --
  Due to investment adviser from expense recoupment........................           --              --          7,279
Unrealized depreciation on forward foreign currency contracts..............           --              --        391,096
Variation margin on futures contracts......................................           --         222,614        293,431
                                                                            ------------    ------------   ------------
  Total liabilities........................................................      124,680       2,019,874      1,490,691
                                                                            ------------    ------------   ------------
NET ASSETS................................................................. $ 55,906,265    $130,292,741   $160,392,838
                                                                            ============    ============   ============
NET ASSETS REPRESENTED BY:
Paid-in capital............................................................   63,717,910     231,550,437    161,300,939
Accumulated undistributed net investment income (loss).....................      377,872     (15,468,567)   (11,122,242)
Accumulated undistributed net realized gain (loss) on investments, futures
 contracts, options contracts and foreign exchange transactions............  (18,802,292)    (81,555,264)     8,655,046
Unrealized appreciation (depreciation) on investments......................   10,610,680      (3,557,400)            --
Unrealized appreciation (depreciation) on futures contracts................        2,095        (543,511)     1,709,818
Unrealized foreign exchange gain (loss) on other assets and liabilities....           --        (132,954)      (150,723)
                                                                            ------------    ------------   ------------
Net Assets................................................................. $ 55,906,265    $130,292,741   $160,392,838
                                                                            ============    ============   ============
*Cost......................................................................
  Investments (unaffiliated)............................................... $ 43,642,554    $129,497,719   $         --
                                                                            ============    ============   ============

                                                                             SUNAMERICA     SUNAMERICA
                                                                            FOCUSED ALPHA FOCUSED ALPHA
                                                                             GROWTH FUND  LARGE-CAP FUND
                                                                            ------------- --------------
ASSETS:
Investments at value (unaffiliated)*....................................... $331,014,863  $ 295,377,260
Repurchase agreements (cost approximates value)............................           --             --
                                                                            ------------  -------------
  Total investments........................................................  331,014,863    295,377,260
                                                                            ------------  -------------
Cash.......................................................................          681            827
Receivable for:
  Shares of beneficial interest sold.......................................    1,078,682         51,031
  Dividends and interest...................................................      423,379        317,992
  Investments sold.........................................................   14,621,688      7,777,278
Prepaid expenses and other assets..........................................        4,881          4,987
Due from broker............................................................           --             --
Due from investment adviser for expense reimbursements/fee waivers.........        6,472          8,140
Unrealized appreciation on forward foreign currency contracts..............           --             --
Variation margin on futures contracts......................................           --             --
                                                                            ------------  -------------
  Total assets.............................................................  347,150,646    303,537,515
                                                                            ------------  -------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed...................................      392,124        219,161
  Investments purchased....................................................   10,658,476      7,085,248
  Investment advisory and management fees..................................      267,072        241,760
  Distribution and service maintenance fees................................      111,491        103,134
  Transfer agent fees and expenses.........................................       63,202         59,055
  Trustees' fees and expenses..............................................        4,166          7,892
  Prudential Global Funding, Inc. (Note 1).................................           --             --
  Other accrued expenses...................................................      115,435         53,840
  Due to broker............................................................           --             --
  Due to investment adviser from expense recoupment........................           --             --
Unrealized depreciation on forward foreign currency contracts..............           --             --
Variation margin on futures contracts......................................           --             --
                                                                            ------------  -------------
  Total liabilities........................................................   11,611,966      7,770,090
                                                                            ------------  -------------
NET ASSETS................................................................. $335,538,680  $ 295,767,425
                                                                            ============  =============
NET ASSETS REPRESENTED BY:
Paid-in capital............................................................  322,915,017    420,749,780
Accumulated undistributed net investment income (loss).....................     (408,689)      (225,883)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts and foreign exchange transactions............  (56,521,312)  (169,680,384)
Unrealized appreciation (depreciation) on investments......................   69,553,978     44,923,912
Unrealized appreciation (depreciation) on futures contracts................           --             --
Unrealized foreign exchange gain (loss) on other assets and liabilities....         (314)            --
                                                                            ------------  -------------
Net Assets................................................................. $335,538,680  $ 295,767,425
                                                                            ============  =============
*Cost......................................................................
  Investments (unaffiliated)............................................... $261,460,885  $ 250,453,348
                                                                            ============  =============

--------
#  Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2013 -- (UNAUDITED) (CONTINUED)



                                                                                     2020 HIGH     SUNAMERICA     SUNAMERICA
                                                                                     WATERMARK    ALTERNATIVE       GLOBAL
                                                                                       FUND     STRATEGIES FUND# TRENDS FUND#
                                                                                    ----------- ---------------- ------------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets......................................................................... $30,374,433   $85,403,777    $103,273,405
Shares of beneficial interest issued and outstanding...............................   3,094,793    10,533,830       6,851,810
Net asset value and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................. $      9.81   $      8.11    $      15.07
Maximum sales charge (5.75% of offering price).....................................        0.60          0.49            0.92
                                                                                    -----------   -----------    ------------
Maximum offering price to public................................................... $     10.41   $      8.60    $      15.99
                                                                                    ===========   ===========    ============
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets......................................................................... $10,805,022   $22,940,483    $ 35,235,141
Shares of beneficial interest issued and outstanding...............................   1,105,416     2,867,775       2,357,214
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................. $      9.77   $      8.00    $      14.95
                                                                                    ===========   ===========    ============
CLASS I (UNLIMITED SHARES AUTHORIZED):
Net assets......................................................................... $14,726,810   $        --    $         --
Shares of beneficial interest issued and outstanding...............................   1,496,074            --              --
Net asset value, offering and redemption price per share........................... $      9.84   $        --    $         --
                                                                                    ===========   ===========    ============
CLASS W (UNLIMITED SHARES AUTHORIZED):
Net assets......................................................................... $        --   $21,948,481    $ 21,884,292
Shares of beneficial interest issued and outstanding...............................          --     2,700,208       1,447,773
Net asset value, offering and redemption price per share........................... $        --   $      8.13    $      15.12
                                                                                    ===========   ===========    ============

                                                                                     SUNAMERICA   SUNAMERICA
                                                                                      FOCUSED      FOCUSED
                                                                                    ALPHA GROWTH ALPHA LARGE-
                                                                                        FUND       CAP FUND
                                                                                    ------------ ------------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets......................................................................... $284,460,772 $259,670,396
Shares of beneficial interest issued and outstanding...............................   13,102,409   12,127,640
Net asset value and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................. $      21.71 $      21.41
Maximum sales charge (5.75% of offering price).....................................         1.32         1.31
                                                                                    ------------ ------------
Maximum offering price to public................................................... $      23.03 $      22.72
                                                                                    ============ ============
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets......................................................................... $ 38,667,466 $ 35,459,429
Shares of beneficial interest issued and outstanding...............................    1,795,735    1,668,506
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................. $      21.53 $      21.25
                                                                                    ============ ============
CLASS I (UNLIMITED SHARES AUTHORIZED):
Net assets......................................................................... $         -- $         --
Shares of beneficial interest issued and outstanding...............................           --           --
Net asset value, offering and redemption price per share........................... $         -- $         --
                                                                                    ============ ============
CLASS W (UNLIMITED SHARES AUTHORIZED):
Net assets......................................................................... $ 12,410,442 $    637,600
Shares of beneficial interest issued and outstanding...............................      569,952       29,686
Net asset value, offering and redemption price per share........................... $      21.77 $      21.48
                                                                                    ============ ============

--------
#  Consolidated; See Note 2.

See Notes to Financial Statements.

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED APRIL 30, 2013 -- (unaudited)


                                                                                                   2020 HIGH      SUNAMERICA
                                                                                                   WATERMARK     ALTERNATIVE
                                                                                                     FUND      STRATEGIES FUND#
                                                                                                  -----------  ----------------
INVESTMENT INCOME:
Dividends (unaffiliated)......................................................................... $        --    $    124,156
Interest (unaffiliated)..........................................................................     971,620         559,094
                                                                                                  -----------    ------------
   Total investment income*......................................................................     971,620         683,250
                                                                                                  -----------    ------------
EXPENSES:
Investment advisory and management fees..........................................................     190,973       1,208,857
Distribution and service maintenance fees:.......................................................
   Class A.......................................................................................      54,538         230,371
   Class C.......................................................................................      60,976         163,872
Service fees:....................................................................................
   Class I.......................................................................................      19,251              --
   Class W.......................................................................................          --          23,542
Transfer agent fees and expenses:................................................................
   Class A.......................................................................................      37,159         148,063
   Class C.......................................................................................      14,452          38,076
   Class I.......................................................................................      17,268              --
   Class W.......................................................................................          --          35,447
Registration fees:...............................................................................
   Class A.......................................................................................       8,850          15,933
   Class C.......................................................................................       6,865           9,071
   Class I.......................................................................................       6,885              --
   Class W.......................................................................................          --          11,109
Custodian and accounting fees....................................................................      13,137          58,186
Reports to shareholders..........................................................................       7,936          21,338
Audit and tax fees...............................................................................      19,815          30,699
Legal fees.......................................................................................       6,548          10,625
Fees paid to Prudential Global Funding, Inc (Note 1).............................................     102,832              --
Trustees' fees and expenses......................................................................       2,192           8,875
Interest expense.................................................................................          --             397
Other expenses...................................................................................       6,306          10,348
                                                                                                  -----------    ------------
   Total expenses before fee waivers, expense reimbursements, expense
    recoupments, custody credits and fees paid indirectly........................................     575,983       2,024,809
   Net (fees waived and expenses reimbursed)/recouped by investment
    advisor (Note 4).............................................................................    (181,083)       (265,767)
   Custody credits earned on cash balances.......................................................          --              --
   Fees paid indirectly (Note 9).................................................................          --              --
                                                                                                  -----------    ------------
   Net expenses..................................................................................     394,900       1,759,042
                                                                                                  -----------    ------------
Net investment income (loss).....................................................................     576,720      (1,075,792)
                                                                                                  -----------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)...........................................   1,972,114       3,514,085
Net realized gain (loss) on futures contracts and written options contracts......................       6,448      (6,500,812)
Net realized foreign exchange gain (loss) on other assets and liabilities . .....................          --         (23,368)
Net increase from payment by affiliates (Note 5).................................................          --              --
                                                                                                  -----------    ------------
Net realized gain (loss) on investments and foreign currencies...................................   1,978,562      (3,010,095)
                                                                                                  -----------    ------------
Change in unrealized appreciation (depreciation) on investments
 (unaffiliated)..................................................................................  (1,950,654)     (6,549,822)
Change in unrealized appreciation (depreciation) on futures contracts and
 written options contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..       3,390      (3,406,511)
Change in unrealized foreign exchange gain (loss) on other assets and
 liabilities.....................................................................................          --        (192,334)
                                                                                                  -----------    ------------
Net unrealized gain (loss) on investments and foreign currencies.................................  (1,947,264)    (10,148,667)
                                                                                                  -----------    ------------
Net realized and unrealized gain (loss) on investments and foreign
 currencies......................................................................................      31,298     (13,158,762)
                                                                                                  -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...................................................................................... $   608,018    $(14,234,554)
                                                                                                  ===========    ============

                                                                                                   SUNAMERICA   SUNAMERICA
                                                                                                     GLOBAL    FOCUSED ALPHA
                                                                                                  TRENDS FUND#  GROWTH FUND
                                                                                                  ------------ -------------
INVESTMENT INCOME:
Dividends (unaffiliated)......................................................................... $        --   $ 2,252,123
Interest (unaffiliated)..........................................................................     147,515           474
                                                                                                  -----------   -----------
   Total investment income*......................................................................     147,515     2,252,597
                                                                                                  -----------   -----------
EXPENSES:
Investment advisory and management fees..........................................................   1,522,776     1,486,792
Distribution and service maintenance fees:.......................................................
   Class A.......................................................................................     244,870       448,962
   Class C.......................................................................................     228,337       169,147
Service fees:....................................................................................
   Class I.......................................................................................          --            --
   Class W.......................................................................................      30,454         5,235
Transfer agent fees and expenses:................................................................
   Class A.......................................................................................     157,372       334,933
   Class C.......................................................................................      52,306        43,492
   Class I.......................................................................................          --            --
   Class W.......................................................................................      45,297         7,677
Registration fees:...............................................................................
   Class A.......................................................................................      39,001         2,139
   Class C.......................................................................................          --        13,865
   Class I.......................................................................................          --            --
   Class W.......................................................................................          --         4,928
Custodian and accounting fees....................................................................      49,034        48,338
Reports to shareholders..........................................................................      15,028        21,334
Audit and tax fees...............................................................................      27,637        17,443
Legal fees.......................................................................................      18,491         5,089
Fees paid to Prudential Global Funding, Inc (Note 1).............................................          --            --
Trustees' fees and expenses......................................................................      10,236        11,946
Interest expense.................................................................................          --             6
Other expenses...................................................................................      11,948        10,183
                                                                                                  -----------   -----------
   Total expenses before fee waivers, expense reimbursements, expense
    recoupments, custody credits and fees paid indirectly........................................   2,452,787     2,631,509
   Net (fees waived and expenses reimbursed)/recouped by investment
    advisor (Note 4).............................................................................    (267,031)       28,740
   Custody credits earned on cash balances.......................................................          --            (2)
   Fees paid indirectly (Note 9).................................................................          --        (3,502)
                                                                                                  -----------   -----------
   Net expenses..................................................................................   2,185,756     2,656,745
                                                                                                  -----------   -----------
Net investment income (loss).....................................................................  (2,038,241)     (404,148)
                                                                                                  -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)...........................................          --     5,320,135
Net realized gain (loss) on futures contracts and written options contracts......................   8,323,247            --
Net realized foreign exchange gain (loss) on other assets and liabilities . .....................     687,929            --
Net increase from payment by affiliates (Note 5).................................................   1,013,157            --
                                                                                                  -----------   -----------
Net realized gain (loss) on investments and foreign currencies...................................  10,024,333     5,320,135
                                                                                                  -----------   -----------
Change in unrealized appreciation (depreciation) on investments
 (unaffiliated)..................................................................................          --    35,729,902
Change in unrealized appreciation (depreciation) on futures contracts and
 written options contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..   1,783,528            --
Change in unrealized foreign exchange gain (loss) on other assets and
 liabilities.....................................................................................    (275,295)            9
                                                                                                  -----------   -----------
Net unrealized gain (loss) on investments and foreign currencies.................................   1,508,233    35,729,911
                                                                                                  -----------   -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies......................................................................................  11,532,566    41,050,046
                                                                                                  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...................................................................................... $ 9,494,325   $40,645,898
                                                                                                  ===========   ===========

                                                                                                    SUNAMERICA
                                                                                                  FOCUSED ALPHA
                                                                                                  LARGE-CAP FUND
                                                                                                  --------------
INVESTMENT INCOME:
Dividends (unaffiliated).........................................................................  $ 2,259,084
Interest (unaffiliated)..........................................................................          524
                                                                                                   -----------
   Total investment income*......................................................................    2,259,608
                                                                                                   -----------
EXPENSES:
Investment advisory and management fees..........................................................    1,377,306
Distribution and service maintenance fees:.......................................................
   Class A.......................................................................................      423,217
   Class C.......................................................................................      165,884
Service fees:....................................................................................
   Class I.......................................................................................           --
   Class W.......................................................................................          335
Transfer agent fees and expenses:................................................................
   Class A.......................................................................................      316,648
   Class C.......................................................................................       43,559
   Class I.......................................................................................           --
   Class W.......................................................................................          491
Registration fees:...............................................................................
   Class A.......................................................................................       12,552
   Class C.......................................................................................        2,552
   Class I.......................................................................................           --
   Class W.......................................................................................        5,003
Custodian and accounting fees....................................................................       44,593
Reports to shareholders..........................................................................       16,289
Audit and tax fees...............................................................................       17,443
Legal fees.......................................................................................        4,711
Fees paid to Prudential Global Funding, Inc (Note 1).............................................           --
Trustees' fees and expenses......................................................................       11,177
Interest expense.................................................................................          140
Other expenses...................................................................................        9,669
                                                                                                   -----------
   Total expenses before fee waivers, expense reimbursements, expense
    recoupments, custody credits and fees paid indirectly........................................    2,451,569
   Net (fees waived and expenses reimbursed)/recouped by investment
    advisor (Note 4).............................................................................       24,778
   Custody credits earned on cash balances.......................................................           --
   Fees paid indirectly (Note 9).................................................................         (200)
                                                                                                   -----------
   Net expenses..................................................................................    2,476,147
                                                                                                   -----------
Net investment income (loss).....................................................................     (216,539)
                                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)...........................................    8,884,292
Net realized gain (loss) on futures contracts and written options contracts......................           --
Net realized foreign exchange gain (loss) on other assets and liabilities . .....................          330
Net increase from payment by affiliates (Note 5).................................................           --
                                                                                                   -----------
Net realized gain (loss) on investments and foreign currencies...................................    8,884,622
                                                                                                   -----------
Change in unrealized appreciation (depreciation) on investments
 (unaffiliated)..................................................................................   34,503,250
Change in unrealized appreciation (depreciation) on futures contracts and
 written options contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..           --
Change in unrealized foreign exchange gain (loss) on other assets and
 liabilities.....................................................................................           --
                                                                                                   -----------
Net unrealized gain (loss) on investments and foreign currencies.................................   34,503,250
                                                                                                   -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies......................................................................................   43,387,872
                                                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS......................................................................................  $43,171,333
                                                                                                   ===========

--------
#  Consolidated; See Note 2.

See Notes to Financial Statements.

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF CHANGES IN NET ASSETS -- (unaudited)

                                                                                               SUNAMERICA ALTERNATIVE
                                                                  2020 HIGH WATERMARK FUND        STRATEGIES FUND#
                                                                  ------------------------  ----------------------------
                                                                    FOR THE                    FOR THE
                                                                  PERIOD ENDED   FOR THE     PERIOD ENDED     FOR THE
                                                                   APRIL 30,   YEAR ENDED     APRIL 30,     YEAR ENDED
                                                                      2013     OCTOBER 31,       2013       OCTOBER 31,
                                                                  (UNAUDITED)     2012       (UNAUDITED)       2012
                                                                  ------------ -----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)................................... $   576,720  $ 1,294,823  $  (1,075,792) $  (4,130,903)
  Net realized gain (loss) on investments and foreign currencies.   1,978,562    2,369,398     (3,010,095)   (99,660,249)
  Net unrealized gain (loss) on investments and foreign
   currencies....................................................  (1,947,264)     912,176    (10,148,667)    28,410,066
                                                                  -----------  -----------  -------------  -------------
Net increase (decrease) in net assets resulting from operations..     608,018    4,576,397    (14,234,554)   (75,381,086)
                                                                  -----------  -----------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)................................    (685,806)    (703,826)            --     (3,554,222)
  Net investment income (Class C)................................    (181,152)    (217,222)            --       (177,413)
  Net investment income (Class I)................................    (412,742)    (438,868)            --             --
  Net investment income (Class W)................................          --           --             --       (641,600)
  Net realized gain on securities (Class A)......................          --           --             --    (13,571,103)
  Net realized gain on securities (Class C)......................          --           --             --     (2,526,564)
  Net realized gain on securities (Class I)......................          --           --             --             --
  Net realized gain on securities (Class W)......................          --           --             --     (1,996,446)
                                                                  -----------  -----------  -------------  -------------
Total distributions to shareholders..............................  (1,279,700)  (1,359,916)            --    (22,467,348)
                                                                  -----------  -----------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS (NOTE 7).....................................  (6,969,198)  (7,632,205)  (129,409,762)  (122,520,567)
                                                                  -----------  -----------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........................  (7,640,880)  (4,415,724)  (143,644,316)  (220,369,001)

NET ASSETS:
Beginning of period..............................................  63,547,145   67,962,869    273,937,057    494,306,058
                                                                  -----------  -----------  -------------  -------------
End of period+................................................... $55,906,265  $63,547,145  $ 130,292,741  $ 273,937,057
                                                                  ===========  ===========  =============  =============
--------
+ Includes accumulated undistributed net investment income
 (loss).......................................................... $   377,872  $ 1,080,852  $ (15,468,567) $ (14,392,775)
                                                                  ===========  ===========  =============  =============

                                                                       SUNAMERICA GLOBAL
                                                                          TRENDS FUND#
                                                                  ---------------------------
                                                                     FOR THE
                                                                   PERIOD ENDED     FOR THE
                                                                    APRIL 30,     YEAR ENDED
                                                                       2013       OCTOBER 31,
                                                                   (UNAUDITED)       2012
                                                                  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)................................... $  (2,038,241) $ (6,182,712)
  Net realized gain (loss) on investments and foreign currencies.    10,024,333   (11,323,841)
  Net unrealized gain (loss) on investments and foreign
   currencies....................................................     1,508,233        52,661
                                                                  -------------  ------------
Net increase (decrease) in net assets resulting from operations..     9,494,325   (17,453,892)
                                                                  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)................................            --    (2,250,904)
  Net investment income (Class C)................................            --      (200,350)
  Net investment income (Class I)................................            --            --
  Net investment income (Class W)................................            --      (471,084)
  Net realized gain on securities (Class A)......................            --    (1,967,758)
  Net realized gain on securities (Class C)......................            --      (276,702)
  Net realized gain on securities (Class I)......................            --            --
  Net realized gain on securities (Class W)......................            --      (369,838)
                                                                  -------------  ------------
Total distributions to shareholders..............................            --    (5,536,636)
                                                                  -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS (NOTE 7).....................................  (155,869,345)   64,929,184
                                                                  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........................  (146,375,020)   41,938,656

NET ASSETS:
Beginning of period..............................................   306,767,858   264,829,202
                                                                  -------------  ------------
End of period+................................................... $ 160,392,838  $306,767,858
                                                                  =============  ============
--------
+ Includes accumulated undistributed net investment income
 (loss).......................................................... $ (11,122,242) $ (9,084,001)
                                                                  =============  ============

#  Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF CHANGES IN NET ASSETS -- (unaudited) (continued)

                                                          SUNAMERICA FOCUSED ALPHA
                                                                GROWTH FUND
                                                 -----------------------------------------
                                                   FOR THE     FOR THE PERIOD
                                                 PERIOD ENDED    JANUARY 1,     FOR THE
                                                  APRIL 30,     2012 THROUGH   YEAR ENDED
                                                     2013       OCTOBER 31,   DECEMBER 31,
                                                 (UNAUDITED)        2012          2011
                                                 ------------  -------------- ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss).................. $   (404,148)  $    (49,577) $ (1,404,776)
  Net realized gain (loss) on investments and
   foreign currencies...........................    5,320,135     86,294,416    35,521,702
  Net unrealized gain (loss) on investments
   and foreign currencies.......................   35,729,911    (54,637,301)  (39,770,970)
                                                 ------------   ------------  ------------
Net increase (decrease) in net assets resulting
 from operations................................   40,645,898     31,607,538    (5,654,044)
                                                 ------------   ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)...............           --             --            --
  Net investment income (Class C)...............           --             --            --
  Net investment income (Class I)...............           --             --            --
  Net investment income (Class W)...............           --             --            --
  Net realized gain on securities (Class A).....  (29,566,945)            --    (6,839,359)
  Net realized gain on securities (Class C).....   (3,751,227)            --            --
  Net realized gain on securities (Class I).....           --             --            --
  Net realized gain on securities (Class W).....     (682,590)            --            --
                                                 ------------   ------------  ------------
Total distributions to shareholders.............  (34,000,762)            --    (6,839,359)
                                                 ------------   ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS
 (NOTE 7).......................................   41,217,592     (9,947,846)           --
                                                 ------------   ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........   47,862,728     21,659,653   (12,493,403)

NET ASSETS:
Beginning of period.............................  287,675,952    266,016,299   278,509,702
                                                 ------------   ------------  ------------
End of period+.................................. $335,538,680   $287,675,952  $266,016,299
                                                 ============   ============  ============
--------
+ Includes accumulated undistributed net
 investment income (loss)....................... $   (408,689)  $     (4,541) $         --
                                                 ============   ============  ============

                                                          SUNAMERICA FOCUSED ALPHA
                                                               LARGE-CAP FUND
                                                 -----------------------------------------
                                                   FOR THE     FOR THE PERIOD
                                                 PERIOD ENDED    JANUARY 1,     FOR THE
                                                  APRIL 30,     2012 THROUGH   YEAR ENDED
                                                     2013       OCTOBER 31,   DECEMBER 31,
                                                 (UNAUDITED)        2012          2011
                                                 ------------  -------------- ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss).................. $   (216,539)  $   (585,424) $   (107,011)
  Net realized gain (loss) on investments and
   foreign currencies...........................    8,884,622     32,382,298    15,356,317
  Net unrealized gain (loss) on investments
   and foreign currencies.......................   34,503,250    (15,141,452)  (17,261,840)
                                                 ------------   ------------  ------------
Net increase (decrease) in net assets resulting
 from operations................................   43,171,333     16,655,422    (2,012,534)
                                                 ------------   ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)...............           --             --      (234,777)
  Net investment income (Class C)...............           --             --            --
  Net investment income (Class I)...............           --             --            --
  Net investment income (Class W)...............           --             --            --
  Net realized gain on securities (Class A).....   (9,908,087)            --    (5,051,464)
  Net realized gain on securities (Class C).....   (1,441,264)            --            --
  Net realized gain on securities (Class I).....           --             --            --
  Net realized gain on securities (Class W).....      (18,822)            --            --
                                                 ------------   ------------  ------------
Total distributions to shareholders.............  (11,368,173)            --    (5,286,241)
                                                 ------------   ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS
 (NOTE 7).......................................    5,466,468    121,823,477            --
                                                 ------------   ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........   37,269,628    138,478,899    (7,298,775)

NET ASSETS:
Beginning of period.............................  258,497,797    120,018,898   127,317,673
                                                 ------------   ------------  ------------
End of period+.................................. $295,767,425   $258,497,797  $120,018,898
                                                 ============   ============  ============
--------
+ Includes accumulated undistributed net
 investment income (loss)....................... $   (225,883)  $     (9,344) $         --
                                                 ============   ============  ============

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS    RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF     EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S) NET ASSETS(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------

                                                                2020 HIGH WATERMARK FUND
                                                                ------------------------
                                                                        CLASS A
                                                                        -------
10/31/08      $11.99     $0.20      $(3.30)     $(3.10)    $(0.36)     $(0.79)    $(1.15) $7.74   (28.39)% $37,762     1.65%
10/31/09        7.74      0.14        0.50        0.64      (0.16)         --      (0.16)  8.22     8.32    38,471     1.59
10/31/10        8.22      0.16        0.72        0.88      (0.14)         --      (0.14)  8.96    10.90    35,827     1.53
10/31/11        8.96      0.19        0.48        0.67      (0.17)         --      (0.17)  9.46     7.76    34,975     1.48
10/31/12        9.46      0.19        0.46        0.65      (0.19)         --      (0.19)  9.92     6.96    33,009     1.42
04/30/13(5)     9.92      0.10        0.00        0.10      (0.21)         --      (0.21)  9.81     1.04    30,374     1.33(4)
                                                                        CLASS C
                                                                        -------
10/31/08      $11.90     $0.13      $(3.27)     $(3.14)    $(0.28)     $(0.79)    $(1.07) $7.69   (28.82)% $14,330     2.30%
10/31/09        7.69      0.08        0.50        0.58      (0.11)         --      (0.11)  8.16     7.59    16,839     2.24
10/31/10        8.16      0.10        0.72        0.82      (0.09)         --      (0.09)  8.89    10.14    16,229     2.18
10/31/11        8.89      0.13        0.48        0.61      (0.12)         --      (0.12)  9.38     7.02    15,848     2.13
10/31/12        9.38      0.12        0.46        0.58      (0.13)         --      (0.13)  9.83     6.22    14,123     2.07
04/30/13(5)     9.83      0.07        0.00        0.07      (0.13)         --      (0.13)  9.77     0.76    10,805     1.98(4)
                                                                        CLASS I
                                                                        -------
10/31/08      $12.05     $0.25      $(3.31)     $(3.06)    $(0.41)     $(0.79)    $(1.20) $7.79   (27.97)% $10,457     1.18%
10/31/09        7.79      0.17        0.50        0.67      (0.20)         --      (0.20)  8.26     8.66    12,497     1.12
10/31/10        8.26      0.20        0.71        0.91      (0.17)         --      (0.17)  9.00    11.34    16,020     1.06
10/31/11        9.00      0.23        0.48        0.71      (0.21)         --      (0.21)  9.50     8.30    17,141     1.01
10/31/12        9.50      0.23        0.47        0.70      (0.23)         --      (0.23)  9.97     7.47    16,415     0.95
04/30/13(5)     9.97      0.12        0.01        0.13      (0.26)         --      (0.26)  9.84     1.32    14,727     0.86(4)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------





    2.05%        50%
    1.68         14
    1.89          0
    2.15          0
    1.91          0
    1.97(4)       0


    1.41%        50%
    1.03         14
    1.25          0
    1.50          0
    1.26          0
    1.32(4)       0


    2.53%        50%
    2.15         14
    2.37          0
    2.62          0
    2.38          0
    2.44(4)       0

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/08 10/31/09 10/31/10 10/31/11 10/31/12 04/30/13(4)(5)
                                         -------- -------- -------- -------- -------- --------------
2020 High Watermark Fund Class A........   0.15%    0.23%    0.30%    0.36%    0.41%       0.50
2020 High Watermark Fund Class C........   0.20     0.26     0.34     0.39     0.45        0.56
2020 High Watermark Fund Class I........   0.59     0.64     0.70     0.76     0.80        0.89

(4)Annualized
(5)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS     RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF      EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD    TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------

                                                         SUNAMERICA ALTERNATIVE STRATEGIES FUND#
                                                         ---------------------------------------
                                                                         CLASS A
                                                                         -------
11/04/08@-
10/31/09      $10.00     $ 0.00     $ 0.22      $ 0.22     $   --      $   --     $   --  $10.22    2.20%  $235,868     1.72%(3)
10/31/10       10.22       0.03       0.30        0.33      (0.04)         --      (0.04)  10.51    3.21    320,125     1.72
10/31/11       10.51      (0.02)      0.58        0.56      (0.20)      (0.12)     (0.32)  10.75    5.48    379,710     1.71
10/31/12       10.75      (0.09)     (1.47)      (1.56)     (0.10)      (0.37)     (0.47)   8.72  (15.28)   181,487     1.68
04/30/13(5)     8.72      (0.05)     (0.56)      (0.61)        --          --         --    8.11   (7.00)    85,404     1.72(3)
                                                                         CLASS C
-
11/04/08@-
10/31/09      $10.00     $(0.03)    $ 0.19      $ 0.16     $   --      $   --     $   --  $10.16    1.60%  $ 19,728     2.37%(3)
10/31/10       10.16      (0.03)      0.28        0.25         --          --         --   10.41    2.46     31,081     2.37
10/31/11       10.41      (0.10)      0.59        0.49      (0.13)      (0.12)     (0.25)  10.65    4.87     65,753     2.37
10/31/12       10.65      (0.15)     (1.47)      (1.62)     (0.03)      (0.37)     (0.40)   8.63  (15.90)    44,446     2.37
04/30/13(5)     8.63      (0.07)     (0.56)      (0.63)        --          --         --    8.00   (7.30)    22,940     2.37(3)
                                                                         CLASS W
-
11/04/08@-
10/31/09      $10.00     $ 0.04     $ 0.21      $ 0.25     $   --      $   --     $   --  $10.25    2.50%  $ 11,877     1.52%(3)
10/31/10       10.25       0.05       0.29        0.34      (0.06)         --      (0.06)  10.53    3.29     25,704     1.52
10/31/11       10.53      (0.01)      0.59        0.58      (0.22)      (0.12)     (0.34)  10.77    5.73     48,843     1.52
10/31/12       10.77      (0.07)     (1.47)      (1.54)     (0.12)      (0.37)     (0.49)   8.74  (15.07)    48,004     1.51
04/30/13(5)     8.74      (0.04)     (0.57)      (0.61)        --          --         --    8.13   (6.98)    21,948     1.52(3)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE     PORTFOLIO
NET ASSETS(4)  TURNOVER
-------------  ---------






     0.02%(3)      51%
     0.31         141
    (0.19)        129
    (0.94)         95
    (1.03)(3)      37



    (0.34)%(3)     51%
    (0.34)        141
    (0.94)        129
    (1.62)         95
    (1.68)(3)      37



     0.50%(3)      51%
     0.51         141
    (0.07)        129
    (0.75)         95
    (0.80)(3)      37

--------
#  Consolidated; See Note 2.
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/09(3) 10/31/10 10/31/11 10/31/12 04/30/13(3)(5)
                                         ----------- -------- -------- -------- --------------
SunAmerica Alternative Strategies Fund
 Class A................................    0.24%      0.18%    0.20%    0.22%       0.26%
SunAmerica Alternative Strategies Fund
 Class C................................    0.40       0.22     0.22     0.21        0.30
SunAmerica Alternative Strategies Fund
 Class W................................    0.68       0.24     0.22     0.21        0.30

(5)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET                NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET             ASSETS
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE             END OF
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL    PERIOD
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2)  (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------  --------

                                                              SUNAMERICA GLOBAL TRENDS FUND#
                                                              ------------------------------
                                                                          CLASS A
                                                                          -------
06/15/11@-
10/31/11      $15.00     $(0.09)    $ 0.54      $ 0.45     $   --      $   --     $   --  $15.45    3.00%   $208,936
10/31/12       15.45      (0.26)     (0.44)      (0.70)     (0.15)      (0.13)     (0.28)  14.47   (4.58)    188,865
04/30/13(6)    14.47      (0.13)      0.73        0.60         --          --         --   15.07    4.15(5)  103,273
                                                                          CLASS C
                                                                          -------
06/15/11@-
10/31/11      $15.00     $(0.12)    $ 0.51      $ 0.39     $   --      $   --     $   --  $15.39    2.60%   $ 21,114
10/31/12       15.39      (0.34)     (0.44)      (0.78)     (0.09)      (0.13)     (0.22)  14.39   (5.08)     57,065
04/30/13(6)    14.39      (0.18)      0.74        0.56         --          --         --   14.95    3.89(5)   35,236
                                                                          CLASS W
                                                                          -------
06/15/11@-
10/31/11      $15.00     $(0.07)    $ 0.53      $ 0.46     $   --      $   --     $   --  $15.46    3.07%   $ 34,779
10/31/12       15.46      (0.22)     (0.46)      (0.68)     (0.16)      (0.13)     (0.29)  14.49   (4.40)     60,838
04/30/13(6)    14.49      (0.12)      0.75        0.63         --          --         --   15.12    4.35(5)   21,884

                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
   EXPENSE      INCOME TO
 TO AVERAGE      AVERAGE     PORTFOLIO
NET ASSETS(4) NET ASSETS(4)  TURNOVER
------------- -------------  ---------






    1.85%(3)      (1.81)%(3)     0%
    1.84          (1.72)         0
    1.85(3)       (1.72)(3)      0



    2.50%(3)      (2.46)%(3)     0%
    2.50          (2.37)         0
    2.48(3)       (2.35)(3)      0



    1.65%(3)      (1.61)%(3)     0%
    1.65          (1.52)         0
    1.60(3)       (1.47)(3)      0

--------
#  Consolidated; See Note 2.
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                           10/31/11(3) 10/31/12 04/30/13(3)(6)
                                           ----------- -------- --------------
  Global Trends Fund Class A..............    0.86%      0.18%       0.24%
  Global Trends Fund Class C..............    1.91       0.16        0.21
  Global Trends Fund Class W..............    1.49       0.16        0.23

(5)The Fund's performance figure was increased by 0.35%, for Class A, Class C and Class W, respectively, from a reimbursement by an affiliate (Note 5).
(6)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)




                                       NET
                NET                REALIZED AND                              DISTRIBUTIONS
               ASSET      NET       UNREALIZED                 DISTRIBUTIONS   FROM NET
               VALUE   INVESTMENT      GAIN         TOTAL FROM   FROM NET      REALIZED
             BEGINNING   (LOSS)     (LOSS) ON       INVESTMENT  INVESTMENT     GAINS ON
PERIOD ENDED OF PERIOD  INCOME@     INVESTMENT      OPERATIONS    INCOME      INVESTMENTS
------------ --------- ---------- ------------      ---------- ------------- -------------




-
12/31/07      $21.68     $ 0.01      $ 2.66           $ 2.67      $(0.01)       $(2.53)
12/31/08       21.04      (0.05)      (8.26)           (8.31)         --            --
12/31/09       11.48      (0.02)       3.86             3.84          --            --
12/31/10       14.97       0.01        4.65             4.66       (0.01)        (0.19)(4)
12/31/11       19.55      (0.10)      (0.30)           (0.40)         --         (0.48)
01/01/12-
10/31/12       18.67      (0.01)       2.86(10)(11)     2.85          --            --
04/30/13(13)   21.52      (0.02)       2.71             2.69          --         (2.50)

-
01/24/12*-
10/31/12      $19.69     $ 0.03      $ 1.70(10)(11)   $ 1.73      $   --        $   --
04/30/13(13)   21.42      (0.09)       2.70             2.61          --         (2.50)

-
01/24/12*-
10/31/12      $19.69     $ 0.10      $ 1.76(10)(11)   $ 1.86      $   --        $   --
04/30/13(13)   21.55      (0.00)       2.72             2.72          --         (2.50)

                        CAPITAL
                         SHARE                                                                           RATIO
                      TRANSACTIONS                                                                      OF NET
                          NAV       NET       NET       MARKET                NET                     INVESTMENT
                       ACCRETION   ASSET     ASSET       VALUE    MARKET     ASSETS    RATIO OF         INCOME
DISTRIBUTIONS  TOTAL   RESULTING   VALUE     VALUE      END OF    VALUE      END OF    EXPENSES        (LOSS) TO
 FROM RETURN  DISTRI- FROM SHARES  END OF    TOTAL      PERIOD    TOTAL      PERIOD   TO AVERAGE        AVERAGE       PORTFOLIO
 OF CAPITAL   BUTIONS   TENDERED   PERIOD    RETURN     (000'S)   RETURN    ($000'S) NET ASSETS(3)   NET ASSETS(3)    TURNOVER
------------- ------- ------------ ------ ------        ------- ------      -------- -------------   -------------    ---------

 SUNAMERICA FOCUSED ALPHA GROWTH FUND+
 -------------------------------------
                CLASS A

   $(0.77)    $(3.31)    $  --     $21.04  12.67%#(1)   $18.92   13.20%#(2) $428,277     1.14%            0.03%          51%
    (1.25)     (1.25)       --      11.48 (41.07)#(1)     9.55  (44.75)#(2)  233,635     1.17            (0.29)          89
    (0.35)     (0.35)       --      14.97  34.50#(1)     13.71   48.35#(2)   304,753     1.22            (0.14)          72
       --      (0.20)     0.12(5)   19.55  32.19#(1)     17.54   29.61#(2)   278,510     1.25             0.06           70
       --      (0.48)       --      18.67  (2.02)#(1)    18.28    6.88#(2)   266,016     1.32            (0.48)          74

       --         --        --      21.52  15.27(8)(9)      --      --       249,508     1.68(6)(7)      (0.06)(6)(7)    87(12)
       --      (2.50)       --      21.71  14.28(8)         --      --       284,461     1.72(6)(7)      (0.20)(6)(7)    58
                CLASS C


   $   --     $   --     $  --     $21.42   8.79%(8)(9) $   --     -- %     $ 33,084     2.37%(6)(7)      0.20%(6)(7)    87%(12)
       --      (2.50)       --      21.53  13.94(8)         --      --        38,667     2.37(6)(7)      (0.86)(6)(7)    58
                CLASS W


   $   --     $   --     $  --     $21.55   9.45%(8)(9) $   --     -- %     $  5,084     1.52%(6)(7)      0.62%(6)(7)    87%(12)
       --      (2.50)       --      21.77  14.41(8)         --      --        12,410     1.52(6)(7)      (0.03)(6)(7)    58

--------
*  Commencement of operations.
+ See Note 1 -- Due to the reorganization which effectively converted the fund from closed-end to open-end, the periods other than the current period have been presented under the requirements of closed-end funds.
@  Calculated based upon average shares outstanding
#  Total return is not annualized.
(1)Based on net asset value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at NAV on the ex-dividend date.
(2)Based on market value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's prior dividend reinvestment plan.
(3)Excludes expense reductions. If expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                              12/31/07 12/31/08 12/31/09 12/31/10 12/31/11 10/31/12(7) 04/30/13(7)(13)
                                              -------- -------- -------- -------- -------- ----------- ---------------
SunAmerica Focused Alpha Growth Fund Class A.   0.00%    0.00%    0.00%    0.00%    0.00%     0.01%         0.00%
SunAmerica Focused Alpha Growth Fund Class C.    N/A      N/A      N/A      N/A      N/A      0.00          0.00
SunAmerica Focused Alpha Growth Fund Class W.    N/A      N/A      N/A      N/A      N/A      0.00          0.00

(4)The total distributions for the calendar year exceeded investment company taxable income and net capital gains and resulted in an excess distributed amount to be treated as ordinary income to the extent of the Fund's current and accumulated earnings and profits.
(5)See Note 8.
(6)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                               10/31/12(7) 04/30/13(7)(13)
                                               ----------- ---------------
      SunAmerica Focused Alpha Growth Fund
       Class A................................    0.03%         (0.03)%
      SunAmerica Focused Alpha Growth Fund
       Class C................................    0.23           0.05
      SunAmerica Focused Alpha Growth Fund
       Class W................................    0.84           0.07

(7)Annualized
(8)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(9)The Fund's performance figures were increased by the following amounts, from redemption fees received:

                                                       10/31/12
                                                       --------
              SunAmerica Focused Alpha Growth Fund
               Class A................................   0.64%
              SunAmerica Focused Alpha Growth Fund
               Class C................................   0.61
              SunAmerica Focused Alpha Growth Fund
               Class W................................   0.61

(10)Includes redemption fees of $0.12 per share.
(11)Includes the effect of a merger (see Note 3).
(12)Excludes purchases/sales due to fund merger.
(13)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                                                                CAPITAL
                                                                                                                 SHARE
                                       NET                                                                    TRANSACTIONS
                NET                REALIZED AND                 DISTRIB   DISTRIBUTIONS                           NAV       NET
               ASSET      NET       UNREALIZED                   UTIONS     FROM NET                           ACCRETION   ASSET
               VALUE   INVESTMENT      GAIN         TOTAL FROM  FROM NET    REALIZED    DISTRIBUTIONS  TOTAL   RESULTING   VALUE
             BEGINNING   (LOSS)     (LOSS) ON       INVESTMENT INVESTMENT   GAINS ON     FROM RETURN  DISTRI- FROM SHARES  END OF
PERIOD ENDED OF PERIOD  INCOME@     INVESTMENT      OPERATIONS   INCOME    INVESTMENTS   OF CAPITAL   BUTIONS   TENDERED   PERIOD
------------ --------- ---------- ------------      ---------- ---------- ------------- ------------- ------- ------------ ------

                                                                                         SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND+
                                                                                         ----------------------------------------
                                                                                                         CLASS A
-
12/31/07      $20.21     $ 0.02      $ 3.39           $ 3.41     $(0.02)     $(1.38)       $(1.06)    $(2.46)    $  --     $21.16
12/31/08       21.16       0.06       (7.58)           (7.52)     (0.06)         --         (1.19)     (1.25)       --      12.39
12/31/09       12.39       0.05        2.72             2.77      (0.05)         --         (0.30)     (0.35)       --      14.81
12/31/10       14.81       0.06        2.83             2.89      (0.07)      (0.13)(4)        --      (0.20)     0.08(5)   17.58
12/31/11       17.58      (0.01)      (0.27)           (0.28)     (0.03)      (0.70)           --      (0.73)       --      16.57
01/01/12-
10/31/12       16.57      (0.07)       2.75(10)(11)     2.68         --          --            --         --        --      19.25
04/30/13(13)   19.25      (0.01)       3.03             3.02         --       (0.86)           --      (0.86)       --      21.41
                                                                                                         CLASS C
-
01/24/12*-
10/31/12      $17.59     $(0.19)     $ 1.77(10)(11)   $ 1.58     $   --      $   --        $   --     $   --     $  --     $19.17
04/30/13(13)   19.17      (0.07)       3.01             2.94         --       (0.86)           --      (0.86)       --      21.25
                                                                                                         CLASS W
-
01/24/12*-
10/31/12      $17.59     $(0.02)     $ 1.72(10)(11)   $ 1.70     $   --      $   --        $   --     $   --     $  --     $19.29
04/30/13(13)   19.29       0.01        3.04             3.05         --       (0.86)           --      (0.86)       --      21.48

                                                               RATIO
                                                               OF NET
    NET                                                      INVESTMENT
   ASSET     MARKET   MARKET    NET ASSETS    RATIO OF         INCOME
   VALUE     VALUE    VALUE       END OF      EXPENSES       (LOSS) TO
   TOTAL     END OF   TOTAL       PERIOD   TO AVERAGE NET     AVERAGE        PORTFOLIO
   RETURN    PERIOD   RETURN     ($000'S)      ASSETS        NET ASSETS      TURNOVER
------       ------ ------      ---------- -------------- ----------         ---------





 17.40%#(1)  $18.84  16.15%#(2)  $204,301  1.21%(3)         0.11%(3)             57%
(36.95)#(1)   10.33 (40.12)#(2)   119,598  1.26(3)          0.33(3)             120
 23.15#(1)    13.67  36.97#(2)    143,028  1.34             0.41                135
 20.25#(1)    15.74  16.76#(2)    127,318  1.42(3)          0.42(3)             130
 (1.50)#(1)   16.22   7.55#(2)    120,019  1.56(3)          (0.08)(3)           115

 16.17(8)(9)     --     --        225,787  1.72(3)(6)(7)    (0.45)(3)(6)(7)     154(12)
 16.40(8)        --     --        259,670  1.72(3)(6)(7)    (0.08)(3)(6)(7)      69



  8.98(8)(9) $   --    -- %      $ 32,358  2.37%(3)(6)(7)   (1.32)%(3)(6)(7)    154%(12)
 16.04(8)        --     --         35,459  2.37(3)(6)(7)    (0.71)(3)(6)(7)      69



  9.66(8)(9) $   --    -- %      $    353  1.52%(3)(6)(7)   (0.12)%(3)(6)(7)    154%(12)
 16.53(8)        --     --            638  1.52(3)(6)(7)    0.11(3)(6)(7)        69

--------
*  Commencement of operations.
+ See Note 1 -- Due to the reorganization which effectively converted the fund from closed-end to open-end, the periods other than the current period have been presented under the requirements of closed-end funds.
@  Calculated based upon average shares outstanding
#  Total return is not annualized.
(1)Based on net asset value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at NAV on the ex-dividend date.
(2)Based on market value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's prior dividend reinvestment plan.
(3)Excludes expense reductions. If expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                 12/31/07 12/31/08 12/31/10 10/31/12(7) 04/30/13(7)(13)
-                                                -------- -------- -------- ----------- ---------------
SunAmerica Focused Alpha Large-Cap Fund Class A.   0.00%    0.00%    0.00%     0.00%         0.00%
SunAmerica Focused Alpha Large-Cap Fund Class C.    N/A      N/A      N/A      0.01%         0.00
SunAmerica Focused Alpha Large-Cap Fund Class W.    N/A      N/A      N/A      0.00%         0.00

(4)The total distributions for the calendar year exceeded investment company taxable income and net capital gains and resulted in an excess distributed amount to be treated as ordinary income to the extent of the Fund's current and accumulated earnings and profits.
(5)See Note 8.
(6)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                               10/31/12(7) 04/30/13(7)(13)
                                               ----------- ---------------
      SunAmerica Focused Alpha Large-Cap Fund
       Class A................................     0.05%        (0.02)%
      SunAmerica Focused Alpha Large-Cap Fund
       Class C................................     0.26         (0.02)
      SunAmerica Focused Alpha Large-Cap Fund
       Class W................................    12.82          2.17

(7)Annualized
(8)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(9)The Fund's performance figures were increased by the following amounts, from redemption fees received:

                                                       10/31/12
                                                       --------
              SunAmerica Focused Alpha Large-Cap Fund
               Class A................................   0.66%
              SunAmerica Focused Alpha Large-Cap Fund
               Class C................................   0.63
              SunAmerica Focused Alpha Large-Cap Fund
               Class W................................   0.63

(10)Includes redemption fees of $0.11 per share.
(11)Includes the effect of a merger (see Note 3).
(12)Excludes purchases/sales due to fund merger.
(13)Unaudited

See Notes to Financial Statements

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

        SUNAMERICA SPECIALTY SERIES -- 2020 HIGH WATERMARK FUND
        PORTFOLIO PROFILE -- APRIL 30, 2013 -- (UNAUDITED)

INDUSTRY ALLOCATION*

 United States Treasury Bonds..........................................  81.8%
 Resolution Funding Corp...............................................  11.3
 United States Treasury Bills..........................................   4.0
 Repurchase Agreements.................................................   3.1
                                                                        -----
 Total Investments --.................................................. 100.2
 Liabilities in excess of other assets (including open forward foreign currency contracts and futures contracts)............................  (0.2)
                                                                        -----
 Net Assets --......................................................... 100.0%
                                                                        =====

CREDIT QUALITY+#

                                  Aaa. 100.0%
                                       =====

--------
* Calculated as a percentage of net assets
+ Source -- Moody's
# Calculated as a percentage of total debt issues, excluding short-term securities

        SUNAMERICA SPECIALTY SERIES -- 2020 HIGH WATERMARK FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2013 -- (UNAUDITED)



                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT     (NOTE 4)
         --------------------------------------------------------------
         U.S. GOVERNMENT AGENCIES -- 11.3%
         RESOLUTION FUNDING -- 11.3%
           Resolution Funding Corp. STRIPS
            zero coupon due 07/15/2020
            (cost $5,228,794).................. $ 7,000,000 $ 6,311,711
                                                            -----------
         U.S. GOVERNMENT TREASURIES -- 81.8%
         UNITED STATES TREASURY BONDS -- 81.8%
           U.S. Treasury Bond STRIPS
            zero coupon due 08/15/2020
            (cost $36,204,642).................  49,990,000  45,732,352
                                                            -----------
         TOTAL LONG-TERM INVESTMENT SECURITIES
            (cost $41,433,436).................              52,044,063
                                                            -----------
         SHORT-TERM INVESTMENT SECURITIES -- 4.0%
         U.S. GOVERNMENT TREASURIES -- 4.0%
           United States Treasury Bills
            0.09% due 10/17/2013
            (cost $2,209,118)(1)...............   2,210,000   2,209,171
                                                            -----------


                                                PRINCIPAL     VALUE
                SECURITY DESCRIPTION             AMOUNT      (NOTE 4)
        --------------------------------------------------------------
        REPURCHASE AGREEMENT -- 3.1%
          Agreement with State Street Bank
           and Trust Co., bearing interest at
           0.01% dated 04/30/2013 to be
           repurchased 05/01/2013 in the
           amount of $1,744,001 and
           collateralized by $1,775,000 of
           U.S. Treasury, Notes
           bearing interest at 0.25% due
           11/30/2014 and having an
           approximate value of
           $1,779,438 (cost $1,744,000)........ 1,744,000    1,744,000
                                                           -----------
        TOTAL INVESTMENTS
           (cost $45,386,554)(2)...............     100.2%  55,997,234
        Liabilities in excess of other assets..      (0.2)     (90,969)
                                                ---------  -----------
        NET ASSETS --                               100.0% $55,906,265
                                                =========  ===========

--------
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 7 for cost of investments on a tax basis.

STRIPS -- Separate Trading of Registered Interest and Principal of Securities

OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------
                                                                VALUE AS OF   UNREALIZED
NUMBER OF                                             VALUE AT   APRIL 30,   APPRECIATION
CONTRACTS TYPE     DESCRIPTION      EXPIRATION MONTH TRADE DATE    2013     (DEPRECIATION)
--------- ---- -------------------- ---------------- ---------- ----------- --------------
    1     Long S&P 500 E-Mini Index    June 2013      $77,515     $79,610       $2,095
                                                                                ======

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2013 (see Note 4):

                                          LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                              QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                          --------------------- ----------------- ---------------------- -----------
ASSETS:
Long-Term Investment Securities:
  U.S. Government Agencies
    Resolution Funding...................        $   --            $ 6,311,711             $--           $ 6,311,711
  U.S. Government Treasuries
    United States Treasury Bonds.........            --             45,732,352              --            45,732,352
Short-Term Investment Securities:
  U.S. Government Treasuries.............            --              2,209,171              --             2,209,171
  Repurchase Agreement...................            --              1,744,000              --             1,744,000
Other Financial Instruments:+
  Open Futures Contracts -- Appreciation.         2,095                     --              --                 2,095
                                                 ------            -----------             ---           -----------
TOTAL                                            $2,095            $55,997,234             $--           $55,999,329
                                                 ======            ===========             ===           ===========

--------
+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND CONSOLIDATED PORTFOLIO PROFILE -- APRIL 30, 2013** -- (UNAUDITED)

INDUSTRY ALLOCATION*

  U.S. Government Treasuries..........................................  23.7%
  Federal Home Loan Bank..............................................  19.2
  Federal National Mtg. Assoc.........................................  13.2
  Commodity Notes.....................................................  12.1
  Federal Farm Credit Bank............................................  11.5
  United States Treasury Notes........................................   7.3
  Exchange-Traded Funds...............................................   6.2
  Repurchase Agreements...............................................   4.4
  Federal Home Loan Mtg. Corp.........................................   3.4
                                                                       -----
  Total Investments --................................................ 101.0
  Liabilities in excess of other assets (including futures contracts).  (1.0)
                                                                       -----
  Net Assets --....................................................... 100.0%
                                                                       =====

--------
*  Calculated as a percentage of net assets
** Consolidated; see Note 2.
CREDIT QUALITY+#

                                  Aaa. 100.0%
                                       =====

--------
+ Source -- Moody's
# Calculated as a percentage of total debt issues, excluding short-term securities

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2013** -- (UNAUDITED)

                                                       SHARES/
                                                      PRINCIPAL    VALUE
                SECURITY DESCRIPTION                   AMOUNT     (NOTE 4)
   ------------------------------------------------------------------------
   COMMODITY INDEX-LINKED NOTES -- 12.1%
   COMMODITY NOTES -- 12.1%
     Credit Suisse AG New York FRS (Indexed to the
      S&P GSCI Total Return Index)
      Senior Notes
      0.05% due 02/14/2014*(3)...................... $ 8,000,000 $ 6,886,117
     UBS AG FRS (Indexed to the S&P GSCI Total
      Return Index)
      Senior Notes
      0.05% due 10/10/2013*(3)......................  12,000,000   8,934,879
                                                                 -----------
   TOTAL COMMODITY INDEX-LINKED NOTES
      (cost $20,000,000)............................              15,820,996
                                                                 -----------
   U.S. GOVERNMENT AGENCIES -- 47.3%
   FEDERAL FARM CREDIT BANK -- 11.5%
      0.99% due 09/05/2017..........................  15,000,000  14,971,455
                                                                 -----------
   FEDERAL HOME LOAN BANK -- 19.2%
      0.70% due 10/11/2016..........................   5,000,000   5,000,285
      1.00% due 11/09/2017..........................  10,000,000  10,002,080
      1.05% due 11/15/2017..........................  10,000,000  10,003,810
                                                                 -----------
                                                                  25,006,175
                                                                 -----------
   FEDERAL HOME LOAN MTG. CORP. -- 3.4%
      1.25% due 05/30/2017..........................   4,415,000   4,418,695
                                                                 -----------
   FEDERAL NATIONAL MTG. ASSOC. -- 13.2%
      1.25% due 02/27/2014(2).......................  17,000,000  17,169,150
                                                                 -----------
   TOTAL U.S. GOVERNMENT AGENCIES
      (cost $61,515,947)............................              61,565,475
                                                                 -----------
   U.S. GOVERNMENT TREASURIES -- 7.3%
      1.63% due 01/15/2015 TIPS(5)..................   1,580,215   1,660,090
      1.88% due 07/15/2013 TIPS(5)..................   1,769,222   1,778,482
      1.88% due 07/15/2015 TIPS(5)..................   1,551,251   1,676,442
      2.00% due 01/15/2014 TIPS(5)..................   1,632,982   1,665,260
      2.00% due 07/15/2014 TIPS(5)..................   1,600,742   1,669,399
      2.63% due 06/30/2014..........................   1,000,000   1,028,672
                                                                 -----------
   TOTAL U.S. GOVERNMENT TREASURIES
      (cost $9,005,094).............................               9,478,345
                                                                 -----------
   EXCHANGE-TRADED FUNDS -- 6.2%
      IShares Barclays MBS Bond Fund................      28,200   3,054,624
      iShares Barclays 1-3 Year Credit Bond
       Fund.........................................      38,600   4,075,774
      iShares iBoxx Investment Grade Corporate
       Bond Fund....................................       8,400   1,025,892
                                                                 -----------
   TOTAL EXCHANGE TRADED-FUNDS
      (cost $7,991,984).............................               8,156,290
                                                                 -----------
   TOTAL LONG-TERM INVESTMENT SECURITIES
      (cost $98,513,025)............................              95,021,106
                                                                 -----------

                                                     SHARES/
                                                    PRINCIPAL      VALUE
               SECURITY DESCRIPTION                  AMOUNT       (NOTE 4)
   -------------------------------------------------------------------------
   SHORT-TERM INVESTMENT SECURITIES -- 23.7%
   OPTIONS -- PURCHASED+ -- 0.0%
     Put Options-Purchased
      (cost $108,000)(6)..........................          90  $     36,900
                                                                ------------
   U.S. GOVERNMENT TREASURIES -- 23.7%
     United States Treasury Bills
      0.10% due 04/03/2014(2)..................... $ 4,000,000     3,996,164
      0.13% due 01/09/2014(4).....................   5,000,000     4,996,750
      0.13% due 02/06/2014........................  13,900,000    13,889,436
      0.16% due 05/02/2013(2)(4)..................   8,000,000     7,999,963
                                                                ------------
   TOTAL U.S. GOVERNMENT TREASURIES
      (cost $30,876,694)..........................                30,882,313
                                                                ------------
   TOTAL SHORT-TERM INVESTMENT SECURITIES
      (cost $30,984,694)..........................                30,919,213
                                                                ------------
   REPURCHASE AGREEMENTS -- 4.4%
     Agreement with State Street Bank & Trust
      Co., bearing interest at 0.01%, dated
      04/30/2013, to be repurchased 05/01/2013
      in the amount $4,208,001 collateralized by
      $4,285,000 of United States Treasury
      Notes, bearing interest at 0.25% due
      11/30/2014 and having an approximate
      value of $4,295,713.........................   4,208,000     4,208,000
     Agreement with State Street Bank & Trust
      Co., bearing interest at 0.01%, dated
      04/30/2013, to be repurchased 05/01/2013
      in the amount $1,505,375 collateralized by
      $1,555,000 of Federal National Mtg. Assoc.
      Notes, bearing interest at 2.08% due
      11/02/2022 and having an approximate
      value of $1,581,196(2)......................   1,505,375     1,505,375
                                                                ------------
   TOTAL REPURCHASE AGREEMENTS
      (cost $5,713,375)...........................                 5,713,375
                                                                ------------
   TOTAL INVESTMENTS
      (cost $135,211,094)(1)......................       101.0%  131,653,694
   Liabilities in excess of other assets..........        (1.0)   (1,360,953)
                                                   -----------  ------------
   NET ASSETS --                                         100.0% $130,292,741
                                                   ===========  ============

--------
+  Non-Income producing.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2013, the aggregate value of these securities was $15,820,996 representing 12.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
** Consolidated; see Note 2.
(1)See Note 7 for cost of investments on a tax basis.
(2)The security is owned by the SunAmerica Alternative Strategies Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.
(3)Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 4.
(4)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)Principal amount of security is adjusted for inflation.

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2013** -- (UNAUDITED) (CONTINUED)

(6)Options -- Purchased

PUT OPTIONS -- PURCHASED
------------------------------------------------------------------------------------------
                                                                  VALUE AT    UNREALIZED
                             EXPIRATION STRIKE NUMBER OF PREMIUMS APRIL 30, APPRECIATION/
           ISSUE               MONTH    PRICE  CONTRACTS   PAID     2013    (DEPRECIATION)
---------------------------- ---------- ------ --------- -------- --------- --------------
S&P 500 E-Mini Index Futures June 2013  $1,500    90     $108,000  $36,900     $(71,100)
                                                  ==     ========  =======     ========

GSCI -- Goldman Sachs Commodity Index
TIPS -- Treasury Inflation Protected Securities
FRS -- Floating Rate Security
The rates shown on FRS are the current interest rates at April 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------------------------
                                                                        VALUE AS OF   UNREALIZED
NUMBER OF                                                     VALUE AT   APRIL 30,  APPRECIATION/
CONTRACTS TYPE          DESCRIPTION         EXPIRATION MONTH TRADE DATE    2013     (DEPRECIATION)
--------- ----- ------------------------    ---------------- ---------- ----------- --------------
   22     Short Brent Crude Futures(a)         June 2013     $2,151,050 $2,252,140    $(101,090)
   14     Short Copper(a)                      July 2013      1,124,325  1,115,625        8,700
   50     Short Light Sweet Crude(a)           June 2013      4,338,660  4,673,000     (334,340)
   85     Short Mexican Peso Currency          June 2013      3,417,937  3,488,187      (70,250)
   68     Short MSCI E-Mini Index              June 2013      3,530,300  3,535,660       (5,360)
   120    Long  Nasdaq 100 E-Mini Index        June 2013      6,722,915  6,912,000      189,085
   37     Long  Nickel Futures(a)              June 2013      3,694,080  3,409,476     (284,604)
   37     Short Nickel Futures(a)              June 2013      3,617,934  3,409,476      208,458
   45     Long  S&P Midcap 500 E-Mini Index    June 2013      3,495,375  3,582,450       87,075
   29     Short Soybean Futures(a)           November 2013    1,767,863  1,774,075       (6,212)
   26     Short SPI 200                        June 2013      3,357,146  3,482,484     (125,338)
   23     Long  U.S. Treasury 2 Yr Notes       June 2013      5,069,344  5,074,375        5,031
   64     Long  U.S. Treasury 5 Yr Notes       June 2013      7,929,766  7,977,000       47,234
   120    Long  Zinc Futures(a)              December 2013    6,025,900  5,703,000     (322,900)
   120    Short Zinc Futures(a)              December 2013    5,864,000  5,703,000      161,000
                                                                                      ---------
                                                                                      $(543,511)
                                                                                      =========

--------
(a)The security is owned by the SunAmerica Alternative Strategies Cayman Fund, Ltd. which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2013 (see Note 4):

                                          LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                              QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                          --------------------- ----------------- ---------------------- ------------
ASSETS:
Long-Term Investment Securities:
  Commodity Index-Linked Notes:
   Commodity Funds.......................      $       --         $ 15,820,996             $--           $ 15,820,996
  U.S. Government Agencies:
   Federal Farm Credit Bank..............                           14,971,455                             14,971,455
   Federal Home Loan Bank................                           25,006,175                             25,006,175
   Federal Home Loan Mtg. Corp...........                            4,418,695                              4,418,695
   Federal National Mtg. Assoc...........                           17,169,150                             17,169,150
  U.S. Government Treasuries:
   United States Treasury Notes..........              --            9,478,345              --              9,478,345
  Exchange-Traded Funds..................       8,156,290                   --              --              8,156,290
Short-Term Investment Securities:
  Options-Purchased......................          36,900                   --              --                 36,900
  U.S. Government Treasuries:
   United States Treasury Bills..........              --           30,882,313              --             30,882,313
Repurchase Agreements....................              --            5,713,375              --              5,713,375
Other Financial Instruments:+
  Open Futures Contracts -- Appreciation.         706,583                   --              --                706,583
                                               ----------         ------------             ---           ------------
TOTAL                                          $8,899,773         $123,460,504             $--           $132,360,277
                                               ==========         ============             ===           ============
LIABILITIES:
Other Financial Instruments:+
  Open Futures Contracts -- Depreciation.      $1,250,094         $         --             $--           $  1,250,094
                                               ==========         ============             ===           ============

--------
+ Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

** Consolidated; see Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA GLOBAL TRENDS FUND CONSOLIDATED PORTFOLIO PROFILE -- APRIL 30, 2013** -- (UNAUDITED)

INDUSTRY ALLOCATION*

 Repurchase Agreements..................................................  95.7%
 Other assets less liabilities (including open forward foreign currency
  contracts and futures contracts)......................................   4.3
                                                                         -----
 Net Assets............................................................. 100.0%
                                                                         =====

--------
*  Calculated as a percentage of net assets
** Consolidated; See Note 2.

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA GLOBAL TRENDS FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2013* -- (UNAUDITED)

                                                   PRINCIPAL    VALUE
                SECURITY DESCRIPTION                AMOUNT     (NOTE 4)
      ------------------------------------------------------------------
      REPURCHASE AGREEMENTS -- 95.7%
        Bank of America Securities LLC Joint
         Repurchase Agreement(1)................. $10,510,000 $10,510,000
        Bank of America Securities LLC Joint
         Repurchase Agreement(1)(2)..............   3,050,000   3,050,000
        Barclays Capital, Inc. Joint Repurchase
         Agreement(1)............................  23,890,000  23,890,000
        Barclays Capital, Inc. Joint Repurchase
         Agreement(1)(2).........................   6,940,000   6,940,000
        BNP Paribas SA Joint Repurchase
         Agreement(1)............................  23,890,000  23,890,000
        BNP Paribas SA Joint Repurchase
         Agreement(1)(2).........................   6,940,000   6,940,000
        Deutsche Bank AG Joint Repurchase
         Agreement(1)............................  14,335,000  14,335,000
        Deutsche Bank AG Joint Repurchase
         Agreement(1)(2).........................   4,160,000   4,160,000
        Royal Bank of Scotland Joint Repurchase
         Agreement(1)............................  31,870,000  31,870,000

                                                  PRINCIPAL      VALUE
               SECURITY DESCRIPTION                AMOUNT       (NOTE 4)
     --------------------------------------------------------------------
     REPURCHASE AGREEMENTS (CONTINUED)
       Royal Bank of Scotland Joint Repurchase
        Agreement(1)(2)......................... $ 9,265,000  $  9,265,000
       UBS Securities LLC Joint Repurchase
        Agreement(1)............................  14,410,000    14,410,000
       UBS Securities LLC Joint Repurchase
        Agreement(1)(2).........................   4,185,000     4,185,000
                                                              ------------
     TOTAL REPURCHASE AGREEMENTS
        (cost $153,445,000).....................               153,445,000
                                                              ------------
     TOTAL INVESTMENTS
        (cost $153,445,000)(3)..................        95.7%  153,445,000
     Other assets less liabilities..............         4.3     6,955,117
                                                 -----------  ------------
     NET ASSETS --                                     100.0% $160,400,117
                                                 ===========  ============

--------
*  Consolidated; see Note 2.
(1)See Note 4 for details of Joint Repurchase Agreements.
(2)The security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.
(3)See Note 7 for cost of investments on a tax basis.

OPEN FUTURES CONTRACTS
----------------------------------------------------------------------------------------------
                                                                    VALUE AS OF   UNREALIZED
NUMBER OF                                                VALUE AT    APRIL 30,   APPRECIATION
CONTRACTS TYPE       DESCRIPTION        EXPIRATION DATE TRADE DATE     2013     (DEPRECIATION)
--------- ---- ---------------------    --------------- ----------- ----------- --------------
   51     Long Copper High Grade(a)        July 2013    $ 4,145,350 $ 4,064,063   $  (81,288)
   122    Long Corn(a)                     July 2013      4,007,388   3,965,000      (42,388)
   62     Long DAX Index                   June 2013     15,846,420  16,168,925      322,505
   162    Long FTSE 100 Index              June 2013     16,129,674  16,063,610      (66,064)
   86     Long German Euro Bund            June 2013     16,449,554  16,601,320      151,765
   56     Long Gold 100 OZ(a)              June 2013      8,137,190   8,243,760      106,570
   113    Long Hang Seng Index              May 2013     16,350,580  16,457,491      106,912
   87     Long Light Sweet Crude Oil(a)    June 2013      8,221,570   8,131,020      (90,550)
   324    Long S&P 500 E-Mini Index        June 2013     24,998,213  25,793,640      795,428
   33     Long Silver(a)                   July 2013      3,780,425   3,990,525      210,100
   121    Long US Treasury 10YR Notes      June 2013     15,839,656  16,136,484      296,828
                                                                                  ----------
                                                                                  $1,709,818
                                                                                  ==========

--------
(a)The Security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------
                                                                 DELIVERY   UNREALIZED   UNREALIZED
       COUNTERPARTY         CONTRACT TO DELIVER IN EXCHANGE FOR    DATE    APPRECIATION DEPRECIATION
--------------------------- ------------------- --------------  ---------- ------------ ------------
BNP Paribas SA              MXN    51,121,000   USD   4,147,546 05/31/2013   $    --     $ (52,847)
                            PLN    25,702,000   USD   8,054,465 05/31/2013        --       (64,422)
                            USD     8,118,002   PLN  25,702,000 05/31/2013       885            --
                                                                             -------     ---------
                                                                                 885      (117,269)
                                                                             -------     ---------
Citibank N.A.               USD     8,143,887   PLN  25,961,000 05/31/2013    56,815            --
                                                                             -------     ---------
Credit Suisse AG            BRL       617,000   USD     311,302 05/03/2013     2,917            --
                            PLN    25,961,000   USD   8,096,670 05/31/2013        --      (104,032)
                            USD       308,238   BRL     617,000 05/31/2013       146            --
                                                                             -------     ---------
                                                                               3,063      (104,032)
                                                                             -------     ---------
Morgan Stanley & Co., Inc.  USD     8,208,010   PLN  25,996,000 05/31/2013     3,747            --
                                                                             -------     ---------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA GLOBAL TRENDS FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2013** -- (UNAUDITED) (CONTINUED)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
-------------------------------------------------------------------------------------------------
                                                              DELIVERY   UNREALIZED   UNREALIZED
     COUNTERPARTY        CONTRACT TO DELIVER IN EXCHANGE FOR    DATE    APPRECIATION DEPRECIATION
------------------------ ------------------- --------------- ---------- ------------ ------------
Royal Bank of Canada     MXN    51,122,000   USD   4,145,778 05/31/2013   $     --    $ (54,698)
                         USD     8,290,130   MXN 102,243,000 05/31/2013    110,740           --
                                                                          --------    ---------
                                                                           110,740      (54,698)
                                                                          --------    ---------
Standard Chartered Bank  BRL    16,722,000   USD   8,282,400 05/03/2013         --      (75,466)
                         USD     8,209,591   BRL  16,481,000 05/03/2013     27,820           --
                                                                          --------    ---------
                                                                            27,820      (75,466)
                                                                          --------    ---------
UBS AG                   BRL    17,339,000   USD   8,669,877 05/03/2013      3,627           --
                         BRL       374,000   USD     186,162 06/04/2013         --          (76)
                         USD     8,684,263   BRL  17,339,000 05/03/2013         --      (18,013)
                         USD     8,037,182   MXN  97,618,000 05/30/2013         --      (16,328)
                         USD     8,212,168   BRL  16,481,000 06/04/2013         --       (5,214)
                                                                          --------    ---------
                                                                             3,627      (39,631)
                                                                          --------    ---------
Net Unrealized Appreciation (Depreciation).............................   $206,697    $(391,096)
                                                                          ========    =========

BRL -- Brazilian Real
MXN -- Mexican Peso
PLN -- Polish Zloty
USD -- United States Dollar

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2013 (see Note 4):

                                                           LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                                               QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS
                                                           --------------------- ----------------- ----------------------
ASSETS:
Repurchase Agreements.....................................      $       --         $153,445,000             $--
Other Financial Instruments:+
  Open Futures Contracts -- Appreciation..................       1,990,108                   --              --
  Open Forward Foreign Currency Contracts -- Appreciation.              --              206,697              --
                                                                ----------         ------------             ---
TOTAL                                                           $1,990,108         $153,651,697             $--
                                                                ==========         ============             ===

LIABILITIES:
Other Financial Instruments:+
  Open Futures Contracts -- Depreciation..................      $  280,290         $         --             $--
  Open Forward Foreign Currency Contracts -- Depreciation.              --              391,096              --
                                                                ----------         ------------             ---
TOTAL                                                           $  280,290         $    391,096             $--
                                                                ==========         ============             ===

                                                              TOTAL
                                                           ------------
ASSETS:
Repurchase Agreements..................................... $153,445,000
Other Financial Instruments:+
  Open Futures Contracts -- Appreciation..................    1,990,108
  Open Forward Foreign Currency Contracts -- Appreciation.      206,697
                                                           ------------
TOTAL                                                      $155,641,805
                                                           ============

LIABILITIES:
Other Financial Instruments:+
  Open Futures Contracts -- Depreciation.................. $    280,290
  Open Forward Foreign Currency Contracts -- Depreciation.      391,096
                                                           ------------
TOTAL                                                      $    671,386
                                                           ============

--------
+ Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

** Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA GROWTH FUND PORTFOLIO PROFILE -- APRIL 30, 2013 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Medical-Biomedical/Gene................  12.7%
                 Multimedia.............................   7.9
                 Retail-Building Products...............   7.2
                 Web Portals/ISP........................   7.1
                 Retail-Major Department Stores.........   6.8
                 Time Deposits..........................   6.4
                 Brewery................................   5.5
                 Transport-Rail.........................   5.3
                 Retail-Auto Parts......................   4.8
                 Finance-Credit Card....................   4.7
                 Hotels/Motels..........................   3.5
                 Electric-Transmission..................   3.4
                 Resorts/Theme Parks....................   3.3
                 Diversified Manufacturing Operations...   2.9
                 Consulting Services....................   2.7
                 Insurance-Property/Casualty............   2.7
                 Distribution/Wholesale.................   1.9
                 Apparel Manufacturers..................   1.9
                 Retail-Automobile......................   1.7
                 Retail-Sporting Goods..................   1.7
                 Soap & Cleaning Preparation............   1.6
                 Real Estate Investment Trusts..........   1.3
                 Diagnostic Kits........................   1.0
                 Oil Companies-Exploration & Production.   0.7
                                                         -----
                 Total Investments......................  98.7
                 Other assets less liabilities..........   1.3
                                                         -----
                 Net Assets --.......................... 100.0%
                                                         =====

--------
*  Calculated as a percentage of net assets

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA GROWTH FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2013 -- (UNAUDITED)


                                                                VALUE
                   SECURITY DESCRIPTION               SHARES   (NOTE 4)
      -------------------------------------------------------------------
      COMMON STOCK -- 92.3%
      APPAREL MANUFACTURERS -- 1.9%
        Under Armour, Inc., Class A+................. 110,000 $ 6,278,800
                                                              -----------
      BREWERY -- 5.5%
        Anheuser-Busch InBev NV ADR.................. 192,717  18,427,599
                                                              -----------
      CONSULTING SERVICES -- 2.7%
        Verisk Analytics, Inc., Class A+............. 150,000   9,193,500
                                                              -----------
      DIAGNOSTIC KITS -- 1.0%
        IDEXX Laboratories, Inc.+....................  37,217   3,273,607
                                                              -----------
      DISTRIBUTION/WHOLESALE -- 1.9%
        Fastenal Co.................................. 128,200   6,288,210
                                                              -----------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 2.9%
        Colfax Corp.+................................ 210,100   9,805,367
                                                              -----------
      ELECTRIC-TRANSMISSION -- 3.4%
        ITC Holdings Corp............................ 122,600  11,306,172
                                                              -----------
      FINANCE-CREDIT CARD -- 4.7%
        Visa, Inc., Class A..........................  93,179  15,696,934
                                                              -----------
      HOTEL/MOTELS -- 3.5%
        Hyatt Hotels Corp., Class A+................. 275,000  11,737,000
                                                              -----------
      INSURANCE-PROPERTY/CASUALTY -- 2.7%
        Arch Capital Group, Ltd.+.................... 168,000   8,914,080
                                                              -----------
      MEDICAL-BIOMEDICAL/GENE -- 12.7%
        Biogen Idec, Inc.+...........................  98,720  21,612,770
        Gilead Sciences, Inc.+....................... 411,980  20,862,667
                                                              -----------
                                                               42,475,437
                                                              -----------
      MULTIMEDIA -- 7.9%
        FactSet Research Systems, Inc................  57,400   5,399,618
        Walt Disney Co............................... 337,215  21,190,591
                                                              -----------
                                                               26,590,209
                                                              -----------
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.7%
        Concho Resources, Inc.+......................  28,000   2,411,640
                                                              -----------
      REAL ESTATE INVESTMENT TRUSTS -- 1.3%
        American Campus Communities, Inc.............  97,000   4,330,080
                                                              -----------
      RESORT/THEME PARKS -- 3.3%
        Vail Resorts, Inc............................ 184,000  11,095,200
                                                              -----------

                                                     SHARES/
                                                    PRINCIPAL      VALUE
                SECURITY DESCRIPTION                 AMOUNT       (NOTE 4)
    -----------------------------------------------------------------------
    RETAIL-AUTO PARTS -- 4.8%
      AutoZone, Inc.+.............................      39,353  $ 16,098,919
                                                                ------------
    RETAIL-AUTOMOBILE -- 1.7%
      CarMax, Inc.+...............................     127,000     5,847,080
                                                                ------------
    RETAIL-BUILDING PRODUCTS -- 7.2%
      Home Depot, Inc.............................     329,142    24,142,566
                                                                ------------
    RETAIL-MAJOR DEPARTMENT STORES -- 6.8%
      TJX Cos., Inc...............................     468,237    22,835,918
                                                                ------------
    RETAIL-SPORTING GOODS -- 1.7%
      Dick's Sporting Goods, Inc..................     120,000     5,772,000
                                                                ------------
    SOAP & CLEANING PREPARATION -- 1.6%
      Church & Dwight Co., Inc....................      85,000     5,430,650
                                                                ------------
    TRANSPORT-RAIL -- 5.3%
      Canadian Pacific Railway, Ltd...............     101,676    12,670,863
      Genesee & Wyoming, Inc., Class A+...........      57,900     4,933,080
                                                                ------------
                                                                  17,603,943
                                                                ------------
    WEB PORTALS/ISP -- 7.1%
      Google, Inc., Class A+......................      29,066    23,966,952
                                                                ------------
    TOTAL LONG-TERM INVESTMENT SECURITIES
       (cost $239,967,885)........................               309,521,863
                                                                ------------
    SHORT-TERM INVESTMENT SECURITIES -- 6.4%
    TIME DEPOSITS -- 6.4%
      Euro Time Deposit with State Street Bank &
       Trust Co.
       0.01% due 05/01/2013
       (cost $21,493,000)......................... $21,493,000    21,493,000
                                                                ------------
    TOTAL INVESTMENTS
       (cost $261,460,885)(1).....................        98.7%  331,014,863
    Other assets less liabilities.................         1.3     4,523,817
                                                   -----------  ------------
    NET ASSETS --                                        100.0% $335,538,680
                                                   ===========  ============

--------
+  Non-income producing security
(1)See Note 7 for cost of investments on a tax basis.
ADR-- American Depository Receipt

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2013 (see Note 4):

                                       LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFCANT
                                           QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS     TOTAL
                                       --------------------- ----------------- --------------------- ------------
ASSETS:
Long-Term Investment Securities:
  Common Stock
   Brewery............................     $ 18,427,599         $        --             $--          $ 18,427,599
   Medical-Biomedical/Gene............       42,475,437                  --              --            42,475,437
   Multimedia.........................       26,590,209                  --              --            26,590,209
   Retail -- Building Products........       24,142,566                  --              --            24,142,566
   Retail -- Major Department Stores..       22,835,918                  --              --            22,835,918
   Transport-Rail.....................       17,603,943                  --              --            17,603,943
   Web Portals/ISP....................       23,966,952                  --              --            23,966,952
   Other Industries*..................      133,479,239                  --              --           133,479,239
Short-Term Investment Securities:
  Time Deposits.......................               --          21,493,000              --            21,493,000
                                           ------------         -----------             ---          ------------
TOTAL                                      $309,521,863         $21,493,000             $--          $331,014,863
                                           ============         ===========             ===          ============

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND PORTFOLIO PROFILE -- APRIL 30, 2013 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                  Web Portals/ISP......................  14.5%
                  Medical-Biomedical/Gene..............   9.7
                  Finance-Credit Card..................   8.8
                  Diversified Manufacturing Operations.   8.1
                  Diversified Banking Institutions.....   5.6
                  Retail-Building Products.............   5.6
                  Retail-Drug Store....................   5.3
                  Airlines.............................   5.2
                  Retail-Major Department Stores.......   5.1
                  Cable/Satellite TV...................   5.0
                  Multimedia...........................   4.8
                  Brewery..............................   4.3
                  Oil Companies-Integrated.............   4.3
                  Oil Refining & Marketing.............   4.1
                  Retail-Auto Parts....................   3.7
                  Time Deposits........................   3.0
                  Transport-Rail.......................   2.8
                                                        -----
                  Total Investments....................  99.9
                  Other assets less liabilities........   0.1
                                                        -----
                  Net Assets --........................ 100.0%
                                                        =====

--------
*  Calculated as a percentage of net assets

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2013 -- (UNAUDITED)


                                                             VALUE
                   SECURITY DESCRIPTION            SHARES   (NOTE 4)
         -------------------------------------------------------------
         COMMON STOCK -- 96.9%
         AIRLINES -- 5.2%
           United Continental Holdings, Inc.+..... 479,900 $15,500,770
                                                           -----------
         BREWERY -- 4.3%
           Anheuser-Busch InBev NV ADR............ 133,752  12,789,366
                                                           -----------
         CABLE/SATELLITE TV -- 5.0%
           Comcast Corp., Class A................. 360,600  14,892,780
                                                           -----------
         DIVERSIFIED BANKING INSTITUTIONS -- 5.6%
           Citigroup, Inc......................... 185,300   8,646,098
           JPMorgan Chase & Co.................... 162,000   7,939,620
                                                           -----------
                                                            16,585,718
                                                           -----------
         DIVERSIFIED MANUFACTURING OPERATIONS -- 8.1%
           3M Co.................................. 227,700  23,842,467
                                                           -----------
         FINANCE-CREDIT CARD -- 8.8%
           Discover Financial Services............ 352,250  15,407,415
           Visa, Inc., Class A....................  62,755  10,571,707
                                                           -----------
                                                            25,979,122
                                                           -----------
         MEDICAL-BIOMEDICAL/GENE -- 9.7%
           Biogen Idec, Inc.+.....................  66,487  14,555,999
           Gilead Sciences, Inc.+................. 277,463  14,050,726
                                                           -----------
                                                            28,606,725
                                                           -----------
         MULTIMEDIA -- 4.8%
           Walt Disney Co......................... 224,155  14,085,900
                                                           -----------
         OIL COMPANIES-INTEGRATED -- 4.3%
           Suncor Energy, Inc..................... 409,800  12,765,270
                                                           -----------
         OIL REFINING & MARKETING -- 4.1%
           Marathon Petroleum Corp................ 155,200  12,161,472
                                                           -----------

                                                     SHARES/
                                                    PRINCIPAL     VALUE
                SECURITY DESCRIPTION                 AMOUNT      (NOTE 4)
    ----------------------------------------------------------------------
    RETAIL-AUTO PARTS -- 3.7%
      AutoZone, Inc.+.............................     26,503  $ 10,842,112
                                                               ------------
    RETAIL-BUILDING PRODUCTS -- 5.6%
      Home Depot, Inc.............................    225,628    16,549,814
                                                               ------------
    RETAIL-DRUG STORE -- 5.3%
      CVS Caremark Corp...........................    272,400    15,848,232
                                                               ------------
    RETAIL-MAJOR DEPARTMENT STORES -- 5.1%
      TJX Cos., Inc...............................    307,857    15,014,186
                                                               ------------
    TRANSPORT-RAIL -- 2.8%
      Canadian Pacific Railway, Ltd...............     67,729     8,440,388
                                                               ------------
    WEB PORTALS/ISP -- 14.5%
      Google, Inc., Class A+......................     51,890    42,786,938
                                                               ------------
    TOTAL LONG-TERM INVESTMENT SECURITIES
       (cost $241,767,348)........................              286,691,260
                                                               ------------
    SHORT-TERM INVESTMENT SECURITIES -- 3.0%
    TIME DEPOSITS -- 3.0%
      Euro Time Deposit with State Street Bank &
       Trust Co.
       0.01% due 05/01/2013
       (cost $8,686,000).......................... $8,686,000     8,686,000
                                                               ------------
    TOTAL INVESTMENTS
       (cost $250,453,348)(1).....................       99.9%  295,377,260
    Other assets less liabilities.................        0.1       390,165
                                                   ----------  ------------
    NET ASSETS --                                       100.0% $295,767,425
                                                   ==========  ============

--------
+  Non-income producing security
(1)See Note 7 for cost of investments on a tax basis.
ADR-- American Depository Receipt

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2013 (see Note 4):

                                          LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFCANT
                                              QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS     TOTAL
                                          --------------------- ----------------- --------------------- ------------
ASSETS:
Long-Term Investment Securities:
  Common Stock
   Airlines..............................     $ 15,500,770         $       --              $--            15,500,770
   Cable/Satellite TV....................       14,892,780                 --               --            14,892,780
   Diversified Banking Institutions......       16,585,718                 --               --            16,585,718
   Diversified Manufacturing Operations..       23,842,467                 --               --            23,842,467
   Finance -- Credit Card................       25,979,122                 --               --            25,979,122
   Medical -- Biomedical/Gene............       28,606,725                 --               --            28,606,725
   Retail -- Building Products...........       16,549,814                 --               --            16,549,814
   Retail -- Drug Store..................       15,848,232                 --               --            15,848,232
   Retail -- Major Department Stores.....       15,014,186                 --               --            15,014,186
   Web Portals/ISP.......................       42,786,938                 --               --            42,786,938
   Other Industries*.....................       71,084,508                 --               --            71,084,508
Short-Term Investment Securities:
  Time Deposits..........................               --          8,686,000               --             8,686,000
                                              ------------         ----------              ---          ------------
TOTAL                                         $286,691,260         $8,686,000              $--          $295,377,260
                                              ============         ==========              ===          ============

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)

Note 1. Organization

   SunAmerica Specialty Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of five different investment funds (each a "Fund" and collectively, the "Funds") as of April 30, 2013. Each Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"). An investor may invest in one or more of the following Funds: SunAmerica Alternative Strategies Fund (the "Alternative Strategies Fund"), SunAmerica Global Trends Fund (the "Global Trends Fund"), SunAmerica Focused Alpha Growth Fund (the "Focused Alpha Growth Fund") and SunAmerica Focused Alpha Large-Cap Fund (the "Focused Alpha Large-Cap Fund").

   On June 18, 2012, the Class A and Class C shares of the 2020 High Watermark Fund were closed to new investments as a result of an Early Closure Condition, as defined in the prospectus, which was caused by certain low interest rate conditions. The Class I shares of the Fund closed to new investments effective August 31, 2012 as a result of the same Early Closure Condition. This Early Closure Condition does not require the Fund to irrevocably allocate its assets to its fixed income portfolio.

   In reorganizations that occurred on January 23, 2012 (the "Reorganizations"), the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund acquired the assets and assumed the liabilities of the Focused Alpha Growth Fund, Inc. and the Focused Alpha Large-Cap Fund, Inc., respectively (each a "Predecessor Fund" and together, the "Predecessor Funds"), both closed-end registered investment companies, in exchange for Class A shares of Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund, respectively. These transactions were structured to qualify as a tax-free reorganizations under the Internal Revenue Code. As a result of the Reorganizations, each of the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund carried forward the performance and accounting history of the corresponding Predecessor Fund, as each Predecessor Fund is the accounting survivor of the respective Reorganization. The most recent fiscal year end of the Predecessor Funds was December 31, 2011.

   The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each Fund are as follows:

   The 2020 High Watermark Fund seeks capital appreciation to the extent consistent with the preservation of capital investment gains in order to have a net asset value ("NAV") on August 31, 2020, its Protected Maturity Date, at least equal to the protected high watermark value ("Protected High Watermark Value"). The Fund seeks high total return as a secondary objective. The Protected High Watermark Value for the Fund is the highest NAV per share attained, (i) reduced by an amount that is proportionate to the sum of all dividends and distributions paid by the Fund subsequent to the time that the highest NAV was achieved, (ii) reduced by extraordinary expenses, if any, and (iii) increased by appreciation in share value to the extent such appreciation exceeds this adjusted share value subsequent to the last paid dividend or distribution. The Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the Protected High Watermark Value is backed by a master agreement between the Trust, on behalf of the Fund, and Prudential Global Funding, LLC ("PGF"), under which PGF will pay to the Fund any shortfall between its Protected High Watermark Value and the actual NAV per share on the Fund's Protected Maturity Date, provided certain conditions are met. Pursuant to the Master Agreement between the Trust and PGF, the Fund pays PGF a fee at an annual rate of 0.35% of the average daily net assets of the Fund.

   If the NAV of the 2020 High Watermark Fund at its Protected Maturity Date is insufficient to satisfy the Payment Undertaking, a shareholder's ability to receive the Protected High Watermark Value will depend on the Fund's ability to collect the difference under the Master Agreement with PGF. A shareholder's ability to rely on the Master Agreement is subject to certain conditions and restrictions that may reduce, or eliminate, the Fund's ability to meet the Payment Undertaking.

   The 2020 High Watermark Fund is subject to conditions of the Master Agreement that require Trajectory Asset Management LLC ("Trajectory"), the Fund's subadviser, to provide certain information to PGF on a daily basis and to follow certain parameters and proprietary mathematical formulae in making investment allocation decisions. These limitations are designed to reduce, but do not eliminate, the risk that the Fund's assets will be insufficient to allow the Fund to redeem shares at not less than the Protected High Watermark Value on its Protected Maturity Date.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)


   While Trajectory intends to meet all obligations under the Master Agreement, a failure to meet the commercially negotiated terms could permit PGF to cancel the Master Agreement and thus terminate its obligations to make any payment to the 2020 High Watermark Fund if a shortfall exists to the Payment Undertaking on the Protected Maturity Date. In this event, shareholders will not receive the Protected High Watermark Value but instead will receive the Fund's then-current net asset value when they redeem their shares, which may be lower than the Protected High Watermark Value and lower than the shareholder's initial investment.

   As described under Note 5, SunAmerica has contractually agreed to reduce its fees in the event that the 2020 High Watermark Fund becomes completely invested in fixed income securities. However, if this reduction in fees is not sufficient to reduce total annual operating expenses to an extent that they are covered by the current yield on the Fund's fixed income securities, and the Fund is within three years of its Protected Maturity Date, that date will be accelerated and the Trust's Board of Trustees will consider appropriate action under all of the circumstances as described below. PGF may, however, permit the Fund to hold a higher proportion of its assets in obligations of U.S. government agencies and instrumentalities (which generally pay higher rates of interest than direct obligations of the U.S. Treasury) in order to avoid this circumstance.

   Under the Master Agreement, if certain low interest rate conditions occur and the 2020 High Watermark Fund is within three years of its initial Protected Maturity Date, the Fund can terminate early. If the Fund terminates early under these circumstances ("Early Fund Termination"), the 2020 High Watermark Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High Watermark Value. Thereafter, the Trust's Board of Trustees will consider appropriate action under all of the circumstances. These actions could include liquidating the Fund or continuing to operate the Fund and pursuing a strategy other than the High Watermark Strategy. Shareholders will receive 30 days' written notice of any shareholder distribution of liquidation proceeds or other action following a Protected Maturity Date or Early Fund Termination.

   Please refer to the 2020 High Watermark Fund's prospectus for additional details concerning the calculation of the Protected High Watermark Value, the Payment Undertaking, the Master Agreement, an Early Closure Condition and an Early Fund Termination.

   The Alternative Strategies Fund seeks to provide long-term total return by utilizing an actively managed quantitative investment process to provide exposure to a diversified portfolio of alternative, or non-traditional, investment strategies and asset classes, and by investing in U.S. Government Securities and other fixed income securities.

   The Global Trends Fund seeks to provide capital appreciation by utilizing an actively managed rules based investment process to allocate assets across a diversified, broad-based spectrum of asset classes, including the global equity and fixed income market, currencies and commodities.

   The Focused Alpha Growth Fund seeks to provide growth of capital through active trading of equity securities of large, small and mid-cap companies.

   The Focused Alpha Large-Cap Fund seeks to provide growth of capital through active trading of equity securities to achieve a blend of growth companies, value companies and companies that have elements of growth and value, issued by large-cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in large-cap companies.

   Each Fund, except for the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund, is a "diversified" Fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)


   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares of the High Watermark Funds will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I shares are offered at net asset value per share. The class is offered exclusively to participants in certain employee retirement plans and other programs.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A and Class C shares make distribution and account maintenance fee payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act except that Class C shares are subject to higher distribution fee rates. Class I shares and Class W shares have not adopted 12b-1 Plans and make no payments thereunder, however, Class I shares and Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services (see Note 5).

   Class A shares acquired in connection with the Reorganizations were subject to a redemption fee of 1.00% of the total redemption amount (calculated at net asset value) on fund shares redeemed or exchanged on or before April 20, 2012. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative daily net assets of each class.

   INDEMNIFICATIONS: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Basis for consolidation for the SunAmerica Alternative Strategies Cayman Fund, Ltd. and SunAmerica Global Trends Cayman Fund, Ltd.

   The SunAmerica Alternative Strategies Cayman Fund, Ltd. (the "Alternative Strategies Subsidiary"), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Alternative Strategies Fund. The Alternative Strategies Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Alternative Strategies Fund in order to effect certain investments on behalf of the Alternative Strategies Fund consistent with the investment objectives and policies in the Alternative Strategies Fund's prospectus and statement of additional information. With respect to its investments, the Alternative Strategies Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Alternative Strategies Fund; however, the Alternative Strategies Subsidiary (unlike the Alternative Strategies Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked and hedge fund-linked derivative instruments that may otherwise be limited if purchased by the Alternative Strategies Fund due to federal tax requirements relating to qualifying income. The Alternative Strategies Fund and Alternative Strategies Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Alternative Strategies Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the Alternative Strategies Fund. The Alternative Strategies Fund may invest up to 25% of its assets in the Alternative Strategies Subsidiary. As of April 30, 2013, net assets of the Alternative Strategies Fund were $130,292,741, of which approximately $30,513,313, or approximately 23.4%, represented the Alternative Strategies Fund's ownership of all issued shares and voting rights of the Alternative Strategies Subsidiary.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)


   The SunAmerica Global Trends Cayman Fund, Ltd. (the "Global Trends Subsidiary"), a Cayman Islands exempted company, was incorporated on March 17, 2011, and is a wholly-owned subsidiary of the Global Trends Fund. The Global Trends Subsidiary commenced operations on June 17, 2011 and was organized as a wholly-owned subsidiary of the Global Trends Fund in order to effect certain investments on behalf of the Global Trends Fund consistent with the investment objectives and policies in the Global Trends Fund's prospectus and statement of additional information. With respect to its investments, the Global Trends Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Global Trends Fund; however, the Global Trends Subsidiary (unlike the Global Trends Fund) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the Global Trends Fund due to federal tax requirements relating to qualifying income. The Global Trends Fund and Global Trends Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Global Trends Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the Global Trends Fund. The Global Trends Fund may invest up to 25% of its assets in the Global Trends Subsidiary. As of April 30, 2013, net assets of the Global Trends Fund were $160,400,117, of which approximately $36,130,218, or approximately 22.5%, represented the Global Trends Fund's ownership of all issued shares and voting rights of the Global Trends Subsidiary.

Note 3. Fund Mergers

   Pursuant to a plan of reorganization, all of the assets and liabilities of the Focused Growth and Income Portfolio, a series of SunAmerica Series, Inc., were transferred in a tax-free exchange to the Focused Alpha Large-Cap Fund, in exchange for shares of the Focused Alpha Large-Cap Fund. The reorganization was consummated on August 13, 2012. The acquiring fund acquired all of the assets and liabilities of the target fund as shown in the table below.

   Class A and Class B shares of the Focused Growth and Income Portfolio were exchanged tax-free for Class A shares of Focused Alpha Large-Cap Fund at an exchange ratio of 0.77 to 1 and 0.69 to 1, respectively. Class C shares of the Focused Growth and Income Portfolio were exchanged tax-free for Class C shares of Focused Alpha Large-Cap Fund at an exchange ratio of 0.70 to 1. Shares of the Focused Alpha Large-Cap Fund issued in connection with the acquisition of the Focused Growth and Income Portfolio were 9,205,714 with a value of $176,217,766. The assets in the investment portfolio of the Focused Growth and Income Portfolio with a value of $176,173,150 and identified cost of $163,297,939 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

   The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the reorganization:

                                                              NET ASSET NET UNREALIZED
                                       SHARES        NET        VALUE    APPRECIATION
                                     OUTSTANDING    ASSETS    PER SHARE (DEPRECIATION)
                                     ----------- ------------ --------- --------------
Target Portfolio
Focused Growth and Income Portfolio.                                     $12,875,211
Class A.............................  9,127,486  $134,029,935  $14.68
Class B.............................    709,575     9,439,961   13.30
Class C.............................  2,455,269    32,747,870   13.34
Acquiring Portfolio
Focused Alpha Large-Cap Fund........                                     $ 5,263,003
Class A.............................  4,552,130  $ 87,187,772  $19.15
Class C.............................     28,498       544,139   19.09
Class W.............................     12,949       248,377   19.18
Post Reorganization
Focused Alpha Large-Cap Fund........                                     $18,138,214
Class A............................. 12,042,774  $230,657,668  $19.15
Class C.............................  1,743,568    33,292,009   19.09
Class W.............................     12,949       248,377   19.18

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)


   Assuming the reorganization had been completed on January 1, 2012, the beginning of the annual reporting period for the acquiring fund, the unaudited pro forma results of operations for the period ended October 31, 2012, are as follows:

Net investment income (loss)................... $  (419,319)
Net realized/unrealized gains (losses).........  38,005,692
                                                -----------
Change in net assets resulting from operations. $37,586,373
                                                ===========

   Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target fund that have been included in the Statement of Operations since August 13, 2012.

   Pursuant to separate plans of reorganization, all of the assets and liabilities of the Focused Growth, Focused Technology and the Focused StarALPHA Portfolios, each a series of SunAmerica Series, Inc., were transferred in a tax-free exchange to the Focused Alpha Growth Fund, in exchange for shares of the Focused Alpha Growth Fund. The reorganizations were consummated on August 13, 2012. The acquiring fund acquired all of the assets and liabilities of the target funds as shown in the table below.

   Class A and Class B shares of the Focused Growth Portfolio were exchanged tax-free for Class A shares of Focused Alpha Growth Fund at an exchange ratio of 1.23 to 1, and 1.10 to 1, respectively. Class C shares of the Focused Growth Portfolio were exchanged tax-free for Class C shares of Focused Alpha Growth Fund at an exchange ratio of 1.10 to 1. Shares of the Focused Alpha Growth Fund issued in connection with the acquisition of the Focused Growth Portfolio were 6,285,258 with a value of $135,580,072. The assets in the investment fund of the Focused Growth Portfolio with a value of $123,837,595 and identified cost of $94,554,316 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

   Class A and Class B shares of the Focused Technology Portfolio were exchanged tax-free for Class A shares of Focused Alpha Growth Fund at an exchange ratio of 0.31 to 1, and 0.29 to 1, respectively. Class C shares of the Focused Technology Portfolio were exchanged tax-free for Class C shares of Focused Alpha Growth Fund at an exchange ratio of 0.29 to 1. Shares of the Focused Alpha Growth Fund issued in connection with the acquisition of the Focused Technology Portfolio were 1,276,790 with a value of $27,530,753. The assets in the investment fund of the Focused Technology Portfolio with a value of $27,557,058 and identified cost of $25,328,879 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

   Class A and Class C shares of the Focused StarALPHA Portfolio were exchanged tax-free for Class A and Class C shares of Focused Alpha Growth Fund at an exchange ratio of 0.46 to 1, and 0.45 to 1, respectively. Shares of the Focused Alpha Growth Fund issued in connection with the acquisition of the Focused StarALPHA Portfolio were 351,681 with a value of $7,580,084. The assets in the investment fund of the Focused StarALPHA Portfolio with a value of $7,598,082 and identified cost of $6,986,266 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)


   The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the reorganization:

                                                       NET ASSET NET UNREALIZED
                                SHARES        NET        VALUE    APPRECIATION
                              OUTSTANDING    ASSETS    PER SHARE (DEPRECIATION)
                              ----------- ------------ --------- --------------
Target Portfolios
Focused Growth Portfolio.....                                     $29,283,279
Class A......................  3,914,618  $103,927,194  $26.55
Class B......................    422,148     9,991,048   23.67
Class C......................    915,815    21,661,830   23.65
Focused Technology Portfolio.                                     $ 2,228,179
Class A......................  2,673,071  $ 18,036,636  $ 6.75
Class B......................    286,205     1,788,748    6.25
Class C......................  1,232,254     7,705,369    6.25
Focused StarALPHA Portfolio..                                     $   611,816
Class A......................    460,840  $  4,558,310  $ 9.89
Class C......................    314,505     3,021,774    9.61
Acquiring Portfolio
Focused Alpha Growth Fund....                                     $28,129,859
Class A......................  5,584,518  $120,528,924  $21.58
Class C......................     66,161     1,423,147   21.51
Class W......................    214,503     4,634,735   21.61
Post Reorganization
Focused Alpha Growth Fund....                                     $60,253,133
Class A...................... 11,992,516  $258,830,860  $21.58
Class C......................  1,571,892    33,812,120   21.51
Class W......................    214,503     4,634,735   21.61

   Assuming the reorganization had been completed on January 1, 2012, the beginning of the annual reporting period for the acquiring fund, the unaudited pro forma results of operations for the acquiring fund as of October 31, 2012, are as follows:

Net investment income (loss)................... $(1,228,033)
Net realized/unrealized gains (losses).........  60,622,767
                                                -----------
Change in net assets resulting from operations. $59,394,734
                                                ===========

   Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target fund that have been included in the Statement of Operations since August 13, 2012.

Note 4. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)

   assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of inputs used to value the Funds' net assets as of April 30, 2013 are reported on a schedule following the Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees ("the Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and, when so adjusted, such securities and futures are generally categorized as Level 2.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)


   Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options and swap contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Options traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward Foreign Currency Contracts ("Forward Contracts") are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The summary of the inputs used to value the Funds' net assets as of April 30, 2013 are reported on a schedule following the Portfolio of Investments.

   DERIVATIVE INSTRUMENTS:

   The following tables represent the value of derivatives held as of April 30, 2013, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended April 30, 2013:

                              2020 HIGH WATERMARK
                     ---------------------------------------------
                     STATEMENT OF ASSETS AND LIABILITIES LOCATION
                     ---------------------------------------------
DERIVATIVE           ASSET DERIVATIVES     LIABILITY DERIVATIVES
CONTRACTS(1)              VALUE                    VALUE
------------         -----------------     ---------------------
Equity
  contracts Futures
  contracts
  (variation
  margin)(2)(3)..... $200                           $--
                     ====                           ===

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)


                                                                                            CHANGE IN UNREALIZED
                                                                                                APPRECIATION
                              LOCATION OF GAIN (LOSS) ON         REALIZED GAIN (LOSS) ON      (DEPRECIATION) ON
                               DERIVATIVES RECOGNIZED IN        DERIVATIVES RECOGNIZED IN DERIVATIVES RECOGNIZED IN
DERIVATIVE CONTRACTS(1)         STATEMENT OF OPERATIONS          STATEMENT OF OPERATIONS   STATEMENT OF OPERATIONS
-----------------------  -------------------------------------- ------------------------- -------------------------
 Equity contracts(2).... Net realized gain (loss) on futures contracts and written options
                         contracts/Change in unrealized
                         appreciation (depreciation) on
                         futures contracts and written options
                         contracts                                       $6,448                    $3,390
                                                                         ======                    ======

--------
(1)The Fund's derivative contracts held during the period ended April 30, 2013 are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average value outstanding for equity futures contracts was $74,967.
(3)The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $2,095 as reported in the Portfolio of Investments.

                           ALTERNATIVE STRATEGIES FUND
                     --------------------------------------------
                     STATEMENT OF ASSETS AND LIABILITIES LOCATION
                     --------------------------------------------
DERIVATIVE           ASSET DERIVATIVES    LIABILITY DERIVATIVES
CONTRACTS(1)               VALUE                  VALUE
------------         -----------------    ---------------------
Commodity contracts
 Futures contracts
   (variation
   margin)(2)(3)....     $246,254               $140,586
Equity
 contracts Futures
 contracts
 (variation
 margin)(2)(3)......       60,000                 73,028
 Call and put
   options
   purchased, at
   value(5)(7)......       36,900                     --
Interest rate
 contracts
 Futures contracts
   (variation
   margin)(2)(3)....           --                    500
Foreign exchange
 contracts
 Futures contracts
   (variation
   margin)(3)(4)....           --                  8,500
                         --------               --------
                         $343,154               $222,614
                         ========               ========

                                                                                                        CHANGE IN UNREALIZED
                                                                                                            APPRECIATION
                                    LOCATION OF GAIN (LOSS) ON               REALIZED GAIN (LOSS) ON      (DEPRECIATION) ON
                                     DERIVATIVES RECOGNIZED IN              DERIVATIVES RECOGNIZED IN DERIVATIVES RECOGNIZED IN
DERIVATIVE CONTRACTS(1)               STATEMENT OF OPERATIONS                STATEMENT OF OPERATIONS   STATEMENT OF OPERATIONS
-----------------------  -------------------------------------------------- ------------------------- -------------------------
Commodity
 Contracts(2)(6)(8)..... Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                             $(3,232,594)              $(2,066,953)
                         Net realized gain (loss) on purchased options
                         contracts/Change in unrealized appreciation
                         (depreciation) on purchased options contracts                (618,750)                       --
Equity                   Net realized gain (loss) on futures contracts and
 contracts(2)(5)(6)(8).. written options contracts/Change in unrealized appreciation (depreciation) on futures contracts
                         and written options contracts                              (1,710,802)               (1,444,178)
                         Net realized gain (loss) on purchased options
                         contracts/Change in unrealized appreciation
                         (depreciation) on purchased options contracts              (3,160,048)               (2,321,175)

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                                                                        CHANGE IN UNREALIZED
                                                                                                            APPRECIATION
                                    LOCATION OF GAIN (LOSS) ON               REALIZED GAIN (LOSS) ON      (DEPRECIATION) ON
                                     DERIVATIVES RECOGNIZED IN              DERIVATIVES RECOGNIZED IN DERIVATIVES RECOGNIZED IN
DERIVATIVE CONTRACTS(1)               STATEMENT OF OPERATIONS                STATEMENT OF OPERATIONS   STATEMENT OF OPERATIONS
-----------------------  -------------------------------------------------- ------------------------- -------------------------
   Interest Rate
    Contracts(2)........ Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                            $ (1,596,834)              $   612,555
   Foreign Exchange
    Contracts(4)........ Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                                  39,418                  (507,935)
                                                                                  ------------               -----------
                                                                                  $(10,279,610)              $(5,727,686)
                                                                                  ============               ===========

--------
(1)The Fund's derivative contracts held during the period ended April 30, 2013 are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average value outstanding for equity futures, interest rate futures, and commodity futures contracts were $38,664,177, $20,541,522, and $37,469,658, respectively.
(3)The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(543,511) as reported in the Portfolio of Investments.
(4)The average value outstanding for foreign currency contracts on futures is $13,515,621.
(5)The average value outstanding for purchased options on equity contracts is $30,816.
(6)The realized gain (loss) for purchased option contracts is included in Net realized gain (loss) on investments (unaffiliated).
(7)Purchased options contracts are included in Investments at value (unaffiliated).
(8)The Change in unrealized appreciation (depreciation) on purchased options contracts is included in Change in unrealized appreciation (depreciation) on investments (unaffiliated).

                                GLOBAL TRENDS FUND
                      --------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES LOCATION
                      --------------------------------------------
DERIVATIVE            ASSET DERIVATIVES    LIABILITY DERIVATIVES
CONTRACTS(1)                VALUE                  VALUE
------------          -----------------    ---------------------
Equity
 contracts Futures
 contracts
 (variation
 margin)(2)(3).......     $232,597               $ 74,214
Interest rate
 contracts Futures
 contracts
 (variation
 margin)(2)(3).......           --                 19,537
Commodity
 Contracts Futures
 contracts
 (variation
 margin)(2)(3).......       29,455                199,680
Foreign exchange
 contracts Unrealized
 appreciation
 (depreciation)
 on forward foreign
 currency
 contracts(4)........      206,697                391,096
                          --------               --------
                          $468,749               $684,527
                          ========               ========

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)




                                      LOCATION OF GAIN (LOSS) ON                REALIZED GAIN (LOSS) ON
                                      DERIVATIVES RECOGNIZED IN                DERIVATIVES RECOGNIZED IN
DERIVATIVE CONTRACTS(1)                STATEMENT OF OPERATIONS                  STATEMENT OF OPERATIONS
-----------------------  ----------------------------------------------------- -------------------------
 Equity contracts(2).... Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                                $11,251,017
 Interest Rate
  Contracts(2).......... Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                                     87,671
 Commodity               Net realized gain (loss) on futures contracts and
  Contracts(2).......... written options contracts/Change in unrealized appreciation (depreciation) on futures contracts
                         and written options contracts                                 (3,015,441)
 Foreign Exchange
  Contracts(4).......... Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign
                         exchange gain (loss) on other assets and liabilities             647,233
                                                                                      -----------
                                                                                      $ 8,970,480
                                                                                      ===========

                                                                                 CHANGE IN UNREALIZED
                                                                                     APPRECIATION
                                      LOCATION OF GAIN (LOSS) ON                   (DEPRECIATION) ON
                                      DERIVATIVES RECOGNIZED IN                DERIVATIVES RECOGNIZED IN
DERIVATIVE CONTRACTS(1)                STATEMENT OF OPERATIONS                  STATEMENT OF OPERATIONS
-----------------------  ----------------------------------------------------- -------------------------
 Equity contracts(2).... Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                                 $1,079,862
 Interest Rate
  Contracts(2).......... Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                                    367,294
 Commodity               Net realized gain (loss) on futures contracts and
  Contracts(2).......... written options contracts/Change in unrealized appreciation (depreciation) on futures contracts
                         and written options contracts                                    336,372
 Foreign Exchange
  Contracts(4).......... Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign
                         exchange gain (loss) on other assets and liabilities            (187,290)
                                                                                      -----------
                                                                                      $ 1,596,238
                                                                                      ===========

--------
(1)The Fund's derivative contracts held during the period ended April 30, 2013 are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average value outstanding for equity futures, interest rate futures, and commodity futures contracts were $99,170,324, $36,354,120 and $24,947,369, respectively.
(3)The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,709,818 as reported in the Portfolio of Investments.
(4)The average notional amount outstanding for foreign forward currency contracts was $143,282,084.

   Futures Contracts. The 2020 High Watermark Fund may invest in exchange traded S&P 500 Index futures to generate equity market exposures. During the period ended April 30, 2013, the 2020 High Watermark Fund invested in exchange traded S&P 500 Index futures to generate equity market exposures. The Alternative Strategies Fund expects to enter into futures transactions for investment purposes in order to gain exposure to the following asset classes: commodities, currencies, fixed income and equity index futures, and may take either a long or short position in a futures transaction. The Alternative Strategies Fund may also enter into futures transactions for hedging purposes. The Global Trends Fund expects to enter into futures transactions for investment purposes in order to gain exposure to a variety of asset classes, including U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income, currencies and commodities. The Global Trends Fund may also enter into futures transactions for hedging purposes. During the period ended April 30, 2013, the Alternative Strategies Fund entered into futures transactions for investment purposes in order to gain exposure to commodities, currencies, fixed income and equity index futures, and took long and short positions in futures transactions. During this same period, the Alternative Strategies Fund also entered into futures transactions for hedging purposes. During the period ended April 30, 2013, the Global Trends Fund entered into futures transactions for investment purposes in order to gain exposure to U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income and commodities.

   Futures contracts are reported on a schedule following the Portfolio of Investments. As of April 30, 2013, the following Funds had open futures contracts: 2020 High Watermark Fund, Alternative Strategies Fund and Global Trends Fund.

   A futures contract is generally a standardized, transferable, exchange-traded contract that requires delivery of a commodity, bond, currency, stock index, or other underlying reference asset at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the "broker"). Subsequent payments are made or received by the Funds as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as Variation Margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)


   The primary risk to the 2020 High Watermark Fund of entering into futures contracts is market risk. The risks associated with the Alternative Strategy Fund's and Global Trend Fund's use of futures include the risk that the changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset. In addition, since the Alternative Strategies Fund may go short in futures contracts, there is a risk that losses caused by sudden, unanticipated market movements may be potentially unlimited. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Funds since the futures are exchange-traded.

   At April 30, 2013, the amount shown in the Statements of Assets and Liabilities as Due from broker for the Global Trends Fund includes amounts set aside for margin requirements for open futures contracts.

   Currency Contracts. The Global Trends Fund may enter into forward foreign currency contracts ("forward contracts") for investment purposes in order to gain currency exposure and enhance return. During the period ended April 30, 2013, the Global Trends Fund used forward contracts for investment purposes in order to gain currency exposure. As of April 30, 2013, the Global Trends Fund had open forward contracts which are reported on a schedule following the Fund's Portfolio of Investments.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises because forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. In addition, forward contracts are also not regulated by the Commodity Futures Trading Commission ("CFTC") and therefore the Fund will not receive any benefit of CFTC regulation when trading forwards. Moreover, because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Options. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund's market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund's securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended April 30, 2013, the Alternative Strategies Fund used option contracts to decrease the Fund's market exposure, to seek higher investment returns, and to seek protection against a decline in the value of the Fund's securities or an increase in prices of securities that may be purchased. As of April 30, 2013, Alternative Strategies Fund had open option contracts.

   An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)

   the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter
   (OTC) market.

   Risks to the Funds of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

   Commodity-Linked and Hedge Fund-Linked Notes. The Alternative Strategies Fund and Global Trends Fund may invest in commodity-linked derivative instruments, including commodity-linked notes linked to broad-based commodity indexes, in order to gain exposure to the commodities markets. By investing in these derivative instruments, the Alternative Strategies Fund and Global Trends Fund seek to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. The Alternative Strategies Fund and Global Trends Fund will not invest directly in commodities. During the period ended April 30, 2013, the Alternative Strategies Fund invested in commodity-linked notes in order to gain exposure to the commodities markets.

   Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. A commodity-linked note is a derivative instrument that has characteristics of a debt security and of a commodity-linked derivative. It typically provides for interest payments and a principal payment at maturity linked to the price movement of a commodity, commodity index or commodity futures or option contract.

   The Alternative Strategies Fund may also invest in hedge fund-linked derivative instruments, including hedge fund-linked notes linked to a hedge fund index, in order to gain a broad-based exposure to hedge funds. The Alternative Strategies Fund will not invest directly in hedge funds. During the period ended April 30, 2013, the Alternative Strategies Fund did not invest in hedge fund-linked notes.

   Hedge fund linked derivatives are derivative instruments, of which, the value, principal payment and interest payments are primarily linked to the price movement of a hedge fund, hedge fund index or hedge fund futures or option contract.

   The commodity and hedge fund-linked derivative instruments in which the Alternative Strategies Fund and Global Trends Fund may invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors, including potential defaults by counterparties on their obligations to perform under these instruments. Typically, the return of the commodity-linked and hedge fund-linked notes will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Alternative Strategies Fund earns from these notes as compared to the index. Commodity and hedge fund-linked derivative instruments are also subject to credit risk and counterparty risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. Counterparty risk is the risk that the Fund will be exposed to the credit of the counterparties to derivative contracts and its ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the terms of the agreements.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)


   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of April 30, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

                                            PERCENTAGE  PRINCIPAL
PORTFOLIO                                   OWNERSHIP    AMOUNT
---------                                   ---------- -----------
SunAmerica Global Trends...................   31.89%   $10,510,000
SunAmerica Global Trends Cayman Fund, Ltd..    9.26      3,050,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Bank of America Securities LLC, dated April 30, 2013, bearing interest at a rate of 0.13% per annum, with a principal amount of $32,955,000, a repurchase price of $32,955,119, and a maturity date of May 1, 2013. The repurchase agreement is collateralized by the following:

                     INTEREST MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE     DATE      AMOUNT       VALUE
------------------   -------- --------- ----------- -----------
U.S. Treasury Notes.   0.25%  9/15/2015 $33,662,000 $33,665,030

   As of April 30, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

                                            PERCENTAGE  PRINCIPAL
PORTFOLIO                                   OWNERSHIP    AMOUNT
---------                                   ---------- -----------
SunAmerica Global Trends...................   31.87%   $23,890,000
SunAmerica Global Trends Cayman Fund, Ltd..    9.26%     6,940,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Barclays Capital, Inc., dated April 30, 2013, bearing interest at a rate of 0.15% per annum, with a principal amount of $74,960,000, a repurchase price of $74,960,312, and a maturity date of May 1, 2013. The repurchase agreement is collateralized by the following:

                     INTEREST MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE     DATE      AMOUNT       VALUE
------------------   -------- --------- ----------- -----------
U.S. Treasury Bonds.   2.75%  8/15/2042 $77,953,000 $76,746,895

   As of April 30, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

                                            PERCENTAGE  PRINCIPAL
PORTFOLIO                                   OWNERSHIP    AMOUNT
---------                                   ---------- -----------
SunAmerica Global Trends...................   31.87%   $23,890,000
SunAmerica Global Trends Cayman Fund, Ltd..    9.26      6,940,000

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   BNP Paribas SA, dated April 30, 2013, bearing interest at a rate of 0.14% per annum, with a principal amount of $74,960,000, a repurchase price of $74,960,292, and a maturity date of May 1, 2013. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT       VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Bills.   1.25%  10/31/2015 $74,634,200 $76,456,021

   As of April 30, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

                                            PERCENTAGE  PRINCIPAL
PORTFOLIO                                   OWNERSHIP    AMOUNT
---------                                   ---------- -----------
SunAmerica Global Trends...................   31.89%   $14,335,000
SunAmerica Global Trends Cayman Fund, Ltd..    9.25      4,160,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Deutsche Bank AG, dated April 30, 2013, bearing interest at a rate of 0.13% per annum, with a principal amount of $44,950,000, a repurchase price of $44,950,162, and a maturity date of May 1, 2013. The repurchase agreement is collateralized by the following:

                     INTEREST MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE     DATE      AMOUNT       VALUE
------------------   -------- --------- ----------- -----------
U.S. Treasury Notes.   1.00%  3/31/2017 $44,946,000 $45,897,057

   As of April 30, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

                                            PERCENTAGE  PRINCIPAL
PORTFOLIO                                   OWNERSHIP    AMOUNT
---------                                   ---------- -----------
SunAmerica Global Trends...................   31.80%   $31,870,000
SunAmerica Global Trends Cayman Fund, Ltd..    9.24      9,265,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Royal Bank of Scotland, dated April 30, 2013, bearing interest at a rate of 0.13% per annum, with a principal amount of $100,220,000, a repurchase price of $100,220,362, and a maturity date of May 1, 2013. The repurchase agreement is collateralized by the following:

                     INTEREST MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE     DATE      AMOUNT        VALUE
------------------   -------- --------- ------------ ------------
U.S. Treasury Notes.   0.25%  9/30/2014 $101,914,000 $102,043,431

   As of April 30, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

                                            PERCENTAGE  PRINCIPAL
PORTFOLIO                                   OWNERSHIP    AMOUNT
---------                                   ---------- -----------
SunAmerica Global Trends...................   31.89%   $14,410,000
SunAmerica Global Trends Cayman Fund, Ltd..    9.26      4,185,000

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities LLC, dated April 30, 2013, bearing interest at a rate of 0.13% per annum, with a principal amount of $45,190,000, a repurchase price of $45,190,163, and a maturity date of May 1, 2013. The repurchase agreement is collateralized by the following:

                     INTEREST MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE     DATE      AMOUNT       VALUE
------------------   -------- --------- ----------- -----------
U.S. Treasury Bonds.   1.88%  6/30/2015 $44,420,500 $46,281,275

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis.

   Interest income is accrued daily from settlement date except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Distributions received from the Fund's investments in U.S. real estate investment trusts ("REITS") often include a "return of capital" which is recorded by the Fund as a reduction to the cost basis of the securities held.

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income and capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Prior to January 23, 2012, the Predecessor Funds had a distribution policy (the "Distribution Policy") in place under which the Predecessor Funds paid level quarterly dividend distributions, subject to an adjusting dividend distribution in the fourth quarter. Effective January 23, 2012, dividends from net investment income and capital gain distributions, if any, will be paid annually by the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 - 2011 or expected to be taken in each Funds' 2012 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)

   Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

   Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

   NEW ACCOUNTING PRONOUNCEMENTS: In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities", which was subsequently clarified in ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2013-01 and its impact on the financial statements.

Note 5. Investment Advisory and Management Agreements, Distribution and Service Agreements

   The Trust, on behalf of each Fund, has entered into Investment Advisory and Management Agreements (the "Agreements") with SunAmerica. Under the Agreements, SunAmerica provides continuous supervision of each Fund's portfolio and administrative affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates and oversees the performance of services provided to the Funds by third parties. Pursuant to the Agreements, the Funds pay SunAmerica a management fee at an annual rate based on average daily net assets, which is computed daily and payable monthly, as follows:

FUND                             PERCENTAGE
----                             ----------
2020 High Watermark Fund(1).....    0.65%
Alternative Strategies Fund.....    1.00%
Global Trends Fund..............    1.10%
Focused Alpha Growth Fund(2)....    1.00%
Focused Alpha Large-Cap Fund(2).    1.00%

   (1)If the 2020 High Watermark Fund's portfolio becomes completely and irreversibly invested in fixed income securities, the management fees for the Fund will be reduced to 0.40% for the remainder of the investment period.
   (2)Prior to January 23, 2012, the management fees were paid at an annual rate of the average daily total assets. (see Note 1).

   The Alternative Strategies Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Alternative Strategies Subsidiary. In consideration of these services, the Alternative Strategies Subsidiary pays SunAmerica a management fee at the annual rate of 1.00% of average daily net assets of the Alternative Strategies Subsidiary. SunAmerica has contractually agreed to waive the management fee it receives from the Alternative Strategies Fund in an amount equal to the management fee paid by the Alternative Strategies Subsidiary to

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)

   SunAmerica (the "Alternative Strategies Subsidiary management fee waiver"). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica's contract with the Alternative Strategies Subsidiary is in place. For the period ended April 30, 2013, the amount of advisory fees waived was $229,836.

   The Global Trends Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Global Trends Subsidiary. In consideration of these services, the Global Trends Subsidiary pays SunAmerica a management fee at the annual rate of 1.10% of average daily net assets of the Global Trends Subsidiary. SunAmerica has contractually agreed to waive the management fee it receives from the Global Trends Fund in an amount equal to the management fee paid by the Global Trends Subsidiary to SunAmerica (the "Global Trends Subsidiary management fee waiver"). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica's contract with the Global Trends Subsidiary is in place. For the period ended April 30, 2013, the amount of advisory fees waived was $278,681.

   Pursuant to the Subadvisory Agreement between SunAmerica, Trajectory and the Trust (the "High Watermark Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities to Trajectory. Trajectory's fee will be 43% of the net management fee. The term "net management fee" means the gross management fee less any fund waivers and/or reimbursement made by SunAmerica. SunAmerica has agreed to pay Trajectory a minimum annual fee equal to 0.20% of the 2020 High Watermark Fund's average daily net assets, accrued daily and payable monthly (the "Minimum Fee"). The Minimum Fee will continue in effect for successive annual periods ending October 31, upon mutual agreement of SunAmerica and Trajectory, and subject to approval by the Board, including a majority of Trustees who are not parties to the High Watermark Subadvisory Agreement or interested persons of any such party. Payments to Trajectory for its services are made by SunAmerica, not by the Funds. The continuation of the Minimum Fee was most recently approved at the June 4, 2013 board meeting to continue in effect until October 31, 2014.

   Pursuant to the Subadvisory Agreement between SunAmerica and Pelagos Capital Management, LLC ("Pelagos") (the "Alternative Strategies Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities of Alternative Strategies Fund to Pelagos and pays Pelagos a subadvisory fee at an annual rate of 0.40% of the average daily net assets of the Fund. Pursuant to a Subadvisory Agreement between SunAmerica and Pelagos with respect to the Alternative Strategies Subsidiary, SunAmerica has delegated portfolio management responsibilities of the Alternative Strategies Subsidiary to Pelagos and pays Pelagos a subadvisory fee at an annual rate of 0.40% of average daily net assets of the Alternative Strategies Subsidiary. Payments to Pelagos for its services are made by SunAmerica, not by the Fund. Pelagos has contractually agreed to waive the subadvisory fee it receives with respect to the Alternative Strategies Fund in an amount equal to the subadvisory fee paid by SunAmerica to Pelagos with respect to the Alternative Strategies Subsidiary. This waiver may not be terminated by Pelagos and will remain in effect for as long as Pelagos' contract with the Alternative Strategies Subsidiary is in place.

   Pursuant to the Subadvisory Agreement between SunAmerica and Wellington Management Company, LLP ("Wellington") (the "Global Trends Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities of Global Trends Fund to Wellington and pays Wellington a subadvisory fee at an annual rate of 0.45% of the average daily net assets of the Fund on the first $1 billion and 0.40% thereafter. Pursuant to a Subadvisory Agreement between SunAmerica and Wellington with respect to the Global Trends Subsidiary, SunAmerica has delegated portfolio management responsibilities of the Global Trends Subsidiary to Wellington and pays Wellington a subadvisory fee at an annual rate of 0.45% of average daily net assets of the Global Trends Subsidiary on the first $1 billion and 0.40% thereafter. Payments to Wellington for its services are made by SunAmerica, not by the Fund. Wellington has contractually agreed to waive the subadvisory fee it receives with respect to the Global Trends Fund in an amount equal to the subadvisory fee paid by SunAmerica to Wellington with respect to the Global Trends Subsidiary. This waiver may not be terminated by Wellington and will remain in effect for as long as Wellington's contract with the Global Trends Subsidiary is in place.

   Pursuant to the Subadvisory Agreement between SunAmerica and Marisco Capital Management, LLC ("Marisco"), and the Subadvisory Agreement between SunAmerica and BAMCO, Inc. ("BAMCO"), SunAmerica has delegated portfolio management responsibilities of the Focused Alpha Growth Fund to Marisco and BAMCO. SunAmerica pays Marisco and BAMCO a fee equal to a percentage of the average daily total assets of the Fund allocated to each Subadviser. For the six month period ended April 30, 2013, SunAmerica paid Marisco and BAMCO at an aggregate annual rate of 0.47% of the Fund's average daily total net assets. Marsico is responsible for managing the large-cap portion of the Fund and BAMCO is responsible for managing the small- and mid-cap portion of the Fund. Each subadviser is paid by SunAmerica and not the Fund.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)


   Pursuant to the Subadvisory Agreement between SunAmerica and Marisco and the Subadvisory Agreement between SunAmerica and Blackrock Investment Management, LLC ("Blackrock"), SunAmerica has delegated portfolio management responsibilities of the Focused Alpha Large-Cap Fund to Marisco and Blackrock. SunAmerica pays Marisco and Blackrock a fee equal to a percentage of the average daily total assets of the Fund allocated to each Subadviser. For the six month period ended April 30, 2013, SunAmerica paid Marisco and Blackrock at an aggregate annual rate of 0.40% of the Fund's average daily total net assets. Marsico is responsible for managing the large-cap growth portion of the Fund and Blackrock is responsible for managing the large-cap value portion of the Fund. Each Subadviser is paid by SunAmerica and not the Fund.

   Prior to January 23, 2012, SunAmerica served as administrator to the Predecessor Funds pursuant to an Administrative Service Agreement between SunAmerica and each predecessor Fund. Under the Administrative Services Agreements, SunAmerica was responsible for performing or supervising performance by others of administrative services in connection with the operations of the Predecessor Funds, subject to the supervision of each Predecessor Fund's Board. SunAmerica provided the Predecessor Funds with administrative services, regulatory reporting, all necessary office space, equipment, personnel and facilities for handling the affairs of the Predecessor Funds. SunAmerica's administrative services include recordkeeping, supervising the activities of the Predecessor Funds custodian and transfer agent, providing assistance in connection with the directors' and shareholders' meetings and other administrative services necessary to conduct the Predecessor Funds affairs. For its services as administrator, SunAmerica was paid a monthly fee at the annual rate of 0.04% of each Predecessor Funds average daily total assets.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual Fund operating expense at the following percentages of each Class's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principals, or acquired Fund fees and expenses. The contractual expense fee waivers and expense reimbursements will continue in effect indefinitely, unless terminated by the Trustees, including a majority of the Disinterested Trustees. Any contractual waivers and/or reimbursements made by SunAmerica with respect to a Fund, with the exception of the Subsidiary management fee waivers, are subject to recoupment from the Funds within two years after the occurrence of any such waivers and/or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made:

FUND                                     PERCENTAGE
----                                     ----------
2020 High Watermark Class A.............    1.65%
2020 High Watermark Class C.............    2.30
2020 High Watermark Class I.............    1.18
Alternative Strategies Class A..........    1.72
Alternative Strategies Class C..........    2.37
Alternative Strategies Class W..........    1.52
Global Trends Class A...................    1.85
Global Trends Class C...................    2.50
Global Trends Class W...................    1.65
Focused Alpha Growth Fund Class A(1)....    1.72
Focused Alpha Growth Fund Class C(2)....    2.37
Focused Alpha Growth Fund Class W(2)....    1.52
Focused Alpha Large-Cap Fund Class A(1).    1.72
Focused Alpha Large-Cap Fund Class C(2).    2.37
Focused Alpha Large-Cap Fund Class W(2).    1.52

    ----
   (1)Effective January 23, 2012
   (2)Effective January 24, 2012

   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to increase the investment return to the Fund's investors or, with respect to the 2020 High Watermark Fund, to prevent an Early Closure Condition from occurring, however, it is under no obligation to do so and may discontinue such voluntary waivers at any time. The exact amount of such waivers and/or reimbursements may change on a day-to-day basis. For the period ended April 30, 2013, SunAmerica voluntarily waived and/or reimbursed expenses in the amount of $93,946 for 2020 High Watermark Fund.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)


   For the period ended April 30, 2013, pursuant to the contractual expense limitations referred above, SunAmerica has waived or reimbursed expenses as follows:

                                      OTHER
                                     EXPENSES
FUND                                REIMBURSED
----                              --------------
2020 High Watermark..............    $ 3,754
Alternative Strategies...........         --
Global Trends....................         --
Focused Alpha Growth.............         --
Focused Alpha Large Cap..........         --

                                  CLASS SPECIFIC
                                     EXPENSES
FUND                                REIMBURSED
----                              --------------
2020 High Watermark Class A......    $26,801
2020 High Watermark Class C......     13,495
2020 High Watermark Class I......     43,087
Alternative Strategies Class A...     14,877
Alternative Strategies Class C...     10,249
Alternative Strategies Class W...     10,805
Global Trends Class A............      7,638
Global Trends Class C............         --
Global Trends Class W............         --
Focused Alpha Growth Class A.....      6,368
Focused Alpha Growth Class C.....     11,970
Focused Alpha Growth Class W.....      2,462
Focused Alpha Large Cap Class A..     14,918
Focused Alpha Large Cap Class C..      1,532
Focused Alpha Large Cap Class W..      4,838

   For the period ended April 30, 2013, the amounts recouped by SunAmerica are as follows:

                                      OTHER
                                     EXPENSES
FUND                                 RECOUPED
----                              --------------
2020 High Watermark..............    $    --
Alternative Strategies...........         --
Global Trends....................     14,917
Focused Alpha Growth.............         --
Focused Alpha Large Cap..........         --

                                  CLASS SPECIFIC
                                     EXPENSES
FUND                                 RECOUPED
----                              --------------
2020 High Watermark Class A......    $    --
2020 High Watermark Class C......         --
2020 High Watermark Class I......         --
Alternative Strategies Class A...         --
Alternative Strategies Class C...         --
Alternative Strategies Class W...         --
Global Trends Class A............         --
Global Trends Class C............      4,371
Global Trends Class W............         --
Focused Alpha Growth Class A.....     45,312
Focused Alpha Growth Class C.....      4,184
Focused Alpha Growth Class W.....         44
Focused Alpha Large Cap Class A..     41,794
Focused Alpha Large Cap Class C..      4,272
Focused Alpha Large Cap Class W..         --

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)


   At April 30, 2013, expenses previously waived and/or reimbursed by SunAmerica that are subject to recoupment and expire during the time periods indicated are as follows:

                                                OTHER EXPENSES REIMBURSED
-                                    ------------------------------------------------
FUND                                 OCTOBER 31, 2013 OCTOBER 31, 2014 APRIL 30, 2014
----                                 ---------------- ---------------- --------------
2020 High Watermark.................     $ 1,709          $ 14,345        $ 3,754
Alternative Strategies..............          --                --             --
Global Trends.......................      99,298                --             --
Focused Alpha Growth................          --                --             --
Focused Alpha Large Cap.............          --                --             --

                                            CLASS SPECIFIC EXPENSES REIMBURSED
-                                    ------------------------------------------------
FUND                                 OCTOBER 31, 2013 OCTOBER 31, 2014 APRIL 30, 2014
----                                 ---------------- ---------------- --------------
2020 High Watermark Class A.........     $25,896          $ 56,565        $26,801
2020 High Watermark Class C.........      15,024            32,350         13,495
2020 High Watermark Class I.........      46,052           100,066         43,087
Alternative Strategies Class A......          --                --         14,877
Alternative Strategies Class C......          --               678         10,249
Alternative Strategies Class W......          --                --         10,805
Global Trends Class A...............          --                --          7,638
Global Trends Class C...............          --                --             --
Global Trends Class W...............          --                --             --
Focused Alpha Growth Class A (1)....          --                --          6,368
Focused Alpha Growth Class C (2)....          --            13,261         11,970
Focused Alpha Growth Class W (2)....          --            21,139          2,462
Focused Alpha Large Cap Class A (1).          --            14,865         14,918
Focused Alpha Large Cap Class C (2).          --            14,818          1,532
Focused Alpha Large Cap Class W (2).          --            21,289          4,838

    ----
   (1)Effective January 23, 2012
   (2)Effective January 24, 2012

   The Trust, on behalf of each Fund, has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of its Class A shares and Class C shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and the "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Plan may exceed the Distributor's distribution costs as described above. The Plans further provide that the Class A and Class C shares of each Fund shall pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing account maintenance activities. Accordingly, for the period ended April 30, 2013, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   The Trust, on behalf of the 2020 High Watermark Fund, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid an annual fee of 0.25% of average daily net assets of Class I shares as compensation for providing administrative and shareholder services to Class I shareholders. For the period ended April 30, 2013, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)


   The Trust, on behalf of the Alternative Strategies, Global Trends, Focused Alpha Growth, and Focused Alpha Large-Cap Funds, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the period ended April 30, 2013, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. SACS has advised the Funds that for the period ended April 30, 2013, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                        CLASS A                    CLASS A       CLASS C
                         -------------------------------------- ------------- -------------
                                                                 CONTINGENT    CONTINGENT
                          SALES     AFFILIATED   NON-AFFILIATED   DEFERRED      DEFERRED
FUND                     CHARGES  BROKER-DEALERS BROKER-DEALERS SALES CHARGES SALES CHARGES
----                     -------- -------------- -------------- ------------- -------------
2020 High Watermark..... $     --    $    --        $     --       $    --       $  (589)
Alternative Strategies..   20,962      7,897           9,928         4,612        11,623
Global Tends............   59,991     17,785          33,384        15,152        17,362
Focused Alpha Growth....  227,966     70,192         123,612           163         1,864
Focused Alpha Large-Cap.  105,000     50,006          39,981         1,166           551

   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement SAFS performs certain shareholder account functions by assisting the Funds' transfer agent, State Street Bank and Trust Company in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended April 30, 2013, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                            PAYABLE AT
FUND                             EXPENSES APRIL 30, 2013
----                             -------- --------------
2020 High Watermark Class A..... $ 34,281    $ 5,488
2020 High Watermark Class C.....   13,415      1,998
2020 High Watermark Class I.....   16,941      2,677
Alternative Strategies Class A..  144,805     16,774
Alternative Strategies Class C..   36,052      4,460
Alternative Strategies Class W..   34,528      4,121
Global Trends Class A...........  153,918     19,165
Global Trends Class C...........   50,234      6,739
Global Trends Class W...........   44,667      4,275
Focused Alpha Growth Class A....  282,205     50,085
Focused Alpha Growth Class C....   37,212      6,703
Focused Alpha Growth Class W....    7,677      1,966
Focused Alpha Large-Cap Class A.  266,022     46,784
Focused Alpha Large-Cap Class C.   36,494      6,300
Focused Alpha Large-Cap Class W.      491        104

    ----

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)


   At April 30, 2013, the following affiliates owned a percentage of the outstanding shares of the following Portfolios:

FUND                                 HOLDER                  PERCENTAGE
----                 --------------------------------------- ----------
Alternative
 Strategies......... Focused Multi-Asset Strategy Portfolio     27.4%
Global Trends....... Focused Multi-Asset Strategy Portfolio     22.4
Focused Alpha Growth Focused Multi-Asset Strategy Portfolio      5.4
Focused Alpha
 Large-Cap.......... Focused Multi-Asset Strategy Portfolio     12.3
                     Focused Balanced Strategy Portfolio         5.4

   At April 30, 2013, The Variable Annuity Life Insurance Company, an affiliate of SunAmerica, owned 26.0% of the outstanding shares of the 2020 High Watermark Fund.

   As a result of a trading error in the Global Trends Fund on November 16, 2012, Wellington made a payment to the Fund in the amount of $1,013,157 in order to reimburse the Fund for the loss caused by the trading error.

Note 6. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended April 30, 2013 were as follows:

                            PURCHASES         SALES
                          OF PORTFOLIO    OF PORTFOLIO
                           SECURITIES      SECURITIES    PURCHASES OF   SALES
                         (EXCLUDING U.S. (EXCLUDING U.S.     U.S.      OF U.S.
                           GOVERNMENT      GOVERNMENT     GOVERNMENT  GOVERNMENT
FUND                       SECURITIES)     SECURITIES)    SECURITIES  SECURITIES
----                     --------------- --------------- ------------ -----------
2020 High Watermark.....  $         --    $         --   $        --  $ 8,381,173
Alternative Strategies..    27,075,686      29,419,544    30,012,473   82,539,175
Global Trends...........            --              --            --           --
Focused Alpha Growth....   169,631,569     171,548,306            --           --
Focused Alpha Large-Cap.   183,477,185     186,379,024            --           --

Note 7. Federal Income Taxes

   At April 30, 2013 the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                              2020
                         HIGH WATERMARK   ALTERNATIVE   GLOBAL TRENDS FOCUSED ALPHA FOCUSED ALPHA
                              FUND      STRATEGIES FUND     FUND       GROWTH FUND  LARGE-CAP FUND
-                        -------------- --------------- ------------- ------------- --------------
Cost....................  $45,527,435    $133,488,604   $164,445,650  $261,874,124   $251,485,538
                          ===========    ============   ============  ============   ============
Appreciation............   10,610,627         721,250             --    70,160,468     46,001,371
Depreciation............     (140,828)     (6,727,852)    (9,193,755)   (1,019,729)    (2,109,649)
                          -----------    ------------   ------------  ------------   ------------
Unrealized appreciation
 (depreciation) -- net..  $10,469,799    $ (6,006,602)  $ (9,193,755) $ 69,140,739   $ 43,891,722
                          ===========    ============   ============  ============   ============

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)


   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily due to taxable income from wholly-owned foreign subsidiary, amortization of organizational costs, wash sales and derivative transactions.

                                     DISTRIBUTABLE EARNINGS             TAX DISTRIBUTIONS
                            ---------------------------------------  ------------------------
                                          FOR THE PERIOD ENDED OCTOBER 31, 2012
                            -----------------------------------------------------------------
                                         LONG-TERM      UNREALIZED
                             ORDINARY  GAINS/CAPITAL   APPRECIATION   ORDINARY    LONG-TERM
FUND                          INCOME   LOSS CARRYOVER (DEPRECIATION)   INCOME   CAPITAL GAINS
----                        ---------- -------------- -------------- ---------- -------------
2020 High Watermark........ $1,080,852  $(20,641,321)  $12,420,506   $1,359,916  $        --
Alternative Strategies.....         --   (80,162,874)    3,701,073    6,718,943   15,748,405
Global Trends..............         --    (1,212,390)   (9,068,752)   4,858,659      677,977
Focused Alpha Growth(1)....         --    34,000,746    33,410,515           --           --
Focused Alpha Large-Cap(1).  3,281,782     8,086,216     9,388,472           --           --

--------
(1)For the period January 1, 2012 through October 31, 2012.

   Under the current tax law, late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended October 31, 2012, the Funds elected to defer late year ordinary losses as follows:

                       DEFERRED LATE YEAR
FUND                     ORDINARY LOSS
----                   ------------------
2020 High Watermark...     $       --
Alternative Strategies      2,814,013
Global Trends.........      4,560,863
Focused Alpha Growth..             --
Focused Alpha Large-Cap             --

   As of October 31, 2012, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, and are available to offset future capital gains, if any:

                              CAPITAL LOSS CARRYFORWARD+            UNLIMITED
                          ---------------------------------- -----------------------
                             2015        2016        2017        ST          LT
                          ----------- ----------- ---------- ----------- -----------
2020 High Watermark...... $        -- $19,326,896 $1,314,425 $        -- $        --
Alternative Strategies...          --          --         --  48,368,200  31,794,674
Global Trends............          --          --         --          --   1,212,390
Focused Alpha Growth*....  18,773,056  41,996,903         --     417,459     240,775
Focused Alpha Large-Cap*.  97,878,663  79,653,978         --          --          --

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are effective for taxable years beginning after the date of enactment. Under the Act, the funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment without expiration. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.
* Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of the capital losses will be available for use. As of October 31, 2012, based on current tax law, the Focused Alpha Growth, and Focused Alpha Large-Cap have $39,616,979 and $134,337,649, respectively, of capital losses that will not be available for use.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)


Note 8. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                         2020 HIGH WATERMARK FUND
                        --------------------------------------------------------------------------------------------------
                               CLASS A                    CLASS A                CLASS C                    CLASS C
                        -------------------------  ---------------------  -------------------------  ---------------------
                               FOR THE                    FOR THE                FOR THE                    FOR THE
                             PERIOD ENDED                YEAR ENDED            PERIOD ENDED                YEAR ENDED
                        APRIL 30, 2013 (UNAUDITED)    OCTOBER 31, 2012    APRIL 30, 2013 (UNAUDITED)    OCTOBER 31, 2012
                        -------------------------  ---------------------  -------------------------  ---------------------
                         SHARES        AMOUNT       SHARES      AMOUNT     SHARES        AMOUNT       SHARES      AMOUNT
                         --------    -----------   --------  -----------   --------    -----------   --------  -----------
Shares
 sold(1)(2)............   65,709    $   634,900     371,972  $ 3,626,966        --    $        --     206,383  $ 1,992,447

 Reinvested
 shares................   67,858    $   658,897      70,581      674,052    17,054        165,426      20,814      198,152
Shares
 redeemed(1)(2)........ (367,965)    (3,575,437)   (810,596)  (7,893,088) (348,243)    (3,377,706)   (479,317)  (4,660,865)
                         --------    -----------   --------  -----------   --------    -----------   --------  -----------
Net increase (decrease) (234,398)   $(2,281,640)   (368,043) $(3,592,070) (331,189)   $(3,212,280)   (252,120) $(2,470,266)
                         ========    ===========   ========  ===========   ========    ===========   ========  ===========

                                  2020 HIGH WATERMARK FUND
                        ------------------------------------------------
                               CLASS I                    CLASS I
                        -------------------------  ---------------------
                               FOR THE                    FOR THE
                             PERIOD ENDED                YEAR ENDED
                        APRIL 30, 2013 (UNAUDITED)    OCTOBER 31, 2012
                        -------------------------  ---------------------
                         SHARES        AMOUNT       SHARES      AMOUNT
                         --------    -----------   --------  -----------
Shares
 sold..................       --    $        --     420,731  $ 4,058,966

 Reinvested
 shares................   42,419    $   412,742      45,907      438,868
Shares
 redeemed.............. (193,153)   $(1,888,020)   (623,301)  (6,067,703)
                         --------    -----------   --------  -----------
Net increase (decrease) (150,734)   $(1,475,278)   (156,663) $(1,569,869)
                         ========    ===========   ========  ===========

--------
(1)For the period ended April 30, 2013, includes automatic conversion of 65,917 shares of Class C shares in the amount of $634,900 to 65,709 shares of Class A shares in the amount of $634,900.
(2)For the year ended October 31, 2012, includes automatic conversion of 75,355 shares of Class C shares in the amount of $737,822 to 74,807 shares of Class A shares in the amount of $737,822.

                                                                 ALTERNATIVE STRATEGIES FUND
                         ----------------------------------------------------------------------------------
                                   CLASS A                     CLASS A                    CLASS C
                         --------------------------  --------------------------  ------------------------
                                   FOR THE                     FOR THE                    FOR THE
                                PERIOD ENDED                 YEAR ENDED                PERIOD ENDED
                         APRIL 30, 2013 (UNAUDITED)       OCTOBER 31, 2012       APRIL 30, 2013 (UNAUDITED)
                         --------------------------  --------------------------  ------------------------
                            SHARES        AMOUNT        SHARES        AMOUNT       SHARES        AMOUNT
                         -----------  -------------  -----------  -------------  ----------   ------------
Shares sold.............   1,616,189  $  13,664,046    9,722,656  $  96,304,283     105,130   $    882,739
Reinvested shares.......          --             --    1,501,938     15,635,183          --             --
Shares redeemed......... (11,893,518)  (100,243,118) (25,733,928)  (240,147,745) (2,386,253)   (19,938,189)
                         -----------  -------------  -----------  -------------  ----------   ------------
Net increase (decrease). (10,277,329) $ (86,579,072) (14,509,334) $(128,208,279) (2,281,123)  $(19,055,450)
                         ===========  =============  ===========  =============  ==========   ============

                         ------------------------
                                  CLASS C
                         ------------------------
                                  FOR THE
                                YEAR ENDED
                             OCTOBER 31, 2012
                         ------------------------
                           SHARES       AMOUNT
                         ----------  ------------
Shares sold.............  2,009,199  $ 20,117,520
Reinvested shares.......    174,163     1,806,069
Shares redeemed......... (3,209,171)  (29,553,705)
                         ----------  ------------
Net increase (decrease). (1,025,809) $ (7,630,116)
                         ==========  ============

                                     ALTERNATIVE STRATEGIES FUND
                         --------------------------------------------------
                                  CLASS W                    CLASS W
                         ------------------------   ------------------------
                                  FOR THE                    FOR THE
                               PERIOD ENDED                YEAR ENDED
                         APRIL 30, 2013 (UNAUDITED)     OCTOBER 31, 2012
                         ------------------------   ------------------------
                           SHARES        AMOUNT       SHARES       AMOUNT
                         ----------   ------------  ----------  ------------
Shares sold.............    302,390   $  2,568,144   7,332,266  $ 71,897,163
Reinvested shares.......         --             --      43,366       451,435
Shares redeemed......... (3,097,566)   (26,343,384) (6,414,781)  (59,030,770)
                         ----------   ------------  ----------  ------------
Net increase (decrease). (2,795,176)  $(23,775,240)    960,851  $ 13,317,828
                         ==========   ============  ==========  ============

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                                    GLOBAL TRENDS FUND
                         ---------------------------------------------------------------------------------
                                  CLASS A                     CLASS A                    CLASS C
                         ------------------------   --------------------------  ------------------------
                                  FOR THE                     FOR THE                    FOR THE
                               PERIOD ENDED                 YEAR ENDED                PERIOD ENDED
                         APRIL 30, 2013 (UNAUDITED)      OCTOBER 31, 2012       APRIL 30, 2013 (UNAUDITED)
                         ------------------------   --------------------------  ------------------------
                           SHARES        AMOUNT        SHARES        AMOUNT       SHARES        AMOUNT
                         ----------   ------------  -----------  -------------  ----------   ------------
Shares sold.............    439,833   $  6,481,203    9,364,905  $ 141,507,538      96,365   $  1,413,513
Reinvested shares.......         --             --      264,740      3,862,555          --             --
Shares redeemed......... (6,642,464)   (98,125,221) (10,096,148)  (149,985,410) (1,704,316)   (25,002,541)
                         ----------   ------------  -----------  -------------  ----------   ------------
Net increase (decrease). (6,202,631)  $(91,644,018)    (466,503) $  (4,615,317) (1,607,951)  $(23,589,028)
                         ==========   ============  ===========  =============  ==========   ============

                         -----------------------
                                  CLASS C
                         ------------------------
                                  FOR THE
                                YEAR ENDED
                             OCTOBER 31, 2012
                         ------------------------
                           SHARES       AMOUNT
                         ----------  ------------
Shares sold.............  3,659,787  $ 55,174,824
Reinvested shares.......     20,014       292,013
Shares redeemed......... (1,086,190)  (15,915,131)
                         ----------  ------------
Net increase (decrease).  2,593,611  $ 39,551,706
                         ==========  ============

                                         GLOBAL TRENDS FUND
                         --------------------------------------------------
                                  CLASS W                    CLASS W
                         ------------------------   ------------------------
                                  FOR THE                    FOR THE
                               PERIOD ENDED                YEAR ENDED
                         APRIL 30, 2013 (UNAUDITED)     OCTOBER 31, 2012
                         ------------------------   ------------------------
                           SHARES        AMOUNT       SHARES       AMOUNT
                         ----------   ------------  ----------  ------------
Shares sold.............    178,388   $  2,631,581   3,949,703  $ 59,630,303
Reinvested shares.......         --             --      21,491       313,552
Shares redeemed......... (2,928,931)   (43,267,880) (2,022,650)  (29,951,060)
                         ----------   ------------  ----------  ------------
Net increase (decrease). (2,750,592)  $(40,636,299)  1,948,544  $ 29,992,795
                         ==========   ============  ==========  ============

                                                          FOCUSED ALPHA GROWTH FUND+
                     ---------------------------------------------------------------------------------------------------------
                              CLASS A                     CLASS A                  CLASS C                     CLASS C
                     ------------------------   --------------------------  -------------------------  ------------------------
                                                      FOR THE PERIOD
                              FOR THE                 JANUARY 1, 2012              FOR THE                 FOR THE PERIOD
                           PERIOD ENDED                   THROUGH                PERIOD ENDED          JANUARY 24, 2012* THROUGH
                     APRIL 30, 2013 (UNAUDITED)      OCTOBER 31, 2012       APRIL 30, 2013 (UNAUDITED)    OCTOBER 31, 2012
                     ------------------------   --------------------------  -------------------------  ------------------------
                       SHARES        AMOUNT        SHARES        AMOUNT      SHARES        AMOUNT        SHARES       AMOUNT
                     ----------   ------------  -----------  -------------   --------    -----------   ---------   -----------
Shares sold.........  2,061,033   $ 42,628,083    2,888,023  $  61,291,551   307,657    $ 6,232,291      135,053   $ 2,916,143
Shares issued in
 merger@............         --             --    6,407,998    138,301,936        --             --    1,505,731    32,388,973
Reinvested shares...  1,376,617     25,921,701           --             --   173,060      3,239,688           --            --
Shares redeemed(1).. (1,931,555)   (39,124,109) (11,948,372)  (247,948,326) (229,225)    (4,685,707)     (96,542)   (2,105,473)
                     ----------   ------------  -----------  -------------   --------    -----------   ---------   -----------
Net increase
 (decrease).........  1,506,095   $ 29,425,675   (2,652,351) $ (48,354,839)  251,492    $ 4,786,272    1,544,242   $33,199,643
                     ==========   ============  ===========  =============   ========    ===========   =========   ===========

                             FOCUSED ALPHA GROWTH FUND+
                     ----------------------------------------------
                            CLASS W                   CLASS W
                     -------------------------  -------------------
                                                   FOR THE PERIOD
                            FOR THE              JANUARY 24, 2012*
                         PERIOD ENDED                 THROUGH
                     APRIL 30, 2013 (UNAUDITED)   OCTOBER 31, 2012
                     -------------------------  -------------------
                      SHARES        AMOUNT       SHARES    AMOUNT
                      -------     -----------   -------  ----------
Shares sold......... 378,811     $ 7,948,653    238,632  $5,265,164
Shares issued in
 merger@............      --              --         --          --
Reinvested shares...   1,760          33,219         --          --
Shares redeemed(1).. (46,500)       (976,227)    (2,752)    (57,853)
                      -------     -----------   -------  ----------
Net increase
 (decrease)......... 334,071     $ 7,005,645    235,880  $5,207,311
                      =======     ===========   =======  ==========

    ----
*  Commencement of operations.
+  See Note 1
@  See Note 3
(1) For the period ended October 31, 2012, net of redemption fees of $1,430,734, $734, and $957 for Class A, C, and W shares respectively.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)


                                                        FOCUSED ALPHA LARGE-CAP FUND+
                     --------------------------------------------------------------------------------------------------------
                              CLASS A                    CLASS A                  CLASS C                     CLASS C
                     ------------------------   -------------------------  -------------------------  ------------------------
                                                      FOR THE PERIOD
                              FOR THE                JANUARY 1, 2012              FOR THE                 FOR THE PERIOD
                           PERIOD ENDED                  THROUGH                PERIOD ENDED          JANUARY 24, 2012* THROUGH
                     APRIL 30, 2013 (UNAUDITED)      OCTOBER 31, 2012      APRIL 30, 2013 (UNAUDITED)    OCTOBER 31, 2012
                     ------------------------   -------------------------  -------------------------  ------------------------
                       SHARES        AMOUNT       SHARES        AMOUNT      SHARES        AMOUNT        SHARES       AMOUNT
                     ----------   ------------  ----------  -------------   --------    -----------   ---------   -----------
Shares sold.........  1,548,771   $ 29,209,462   3,687,685  $  69,603,019    65,573    $ 1,276,715       45,645   $   879,718
Shares issued in
 merger@............         --             --   7,490,644    143,469,896        --             --    1,715,070    32,747,870
Reinvested shares...    492,819      9,112,223          --             --    70,365      1,294,013           --            --
Shares redeemed(1).. (1,644,793)   (32,593,779) (6,688,913)  (123,808,857) (155,307)    (3,064,828)     (72,840)   (1,412,627)
                     ----------   ------------  ----------  -------------   --------    -----------   ---------   -----------
Net increase
 (decrease).........    396,797      5,727,906   4,489,416  $  89,264,058   (19,369)      (494,100)   1,687,875   $32,214,961
                     ==========   ============  ==========  =============   ========    ===========   =========   ===========

                                FOCUSED ALPHA LARGE-CAP FUND+
                     ---------------------------------------------------
                              CLASS W                    CLASS W
                     ------------------------   -------------------------
                                                      FOR THE PERIOD
                              FOR THE               JANUARY 24, 2012*
                           PERIOD ENDED                  THROUGH
                     APRIL 30, 2013 (UNAUDITED)      OCTOBER 31, 2012
                     ------------------------   -------------------------
                       SHARES        AMOUNT       SHARES        AMOUNT
                     ----------   ------------  ----------  -------------
Shares sold.........     11,055   $    226,348      18,285  $     343,731
Shares issued in
 merger@............         --             --          --             --
Reinvested shares...        433          8,025          --             --
Shares redeemed(1)..        (86)        (1,711)         --            727
                     ----------   ------------  ----------  -------------
Net increase
 (decrease).........     11,402        232,662      18,285  $     344,458
                     ==========   ============  ==========  =============

--------
*  Commencement of operations.
+  See Note 1
@  See Note 3
(1)For the period ended October 31, 2012, net of redemption fees of $690,420, $733 and $727 for Class A, C, and W shares respectively.

   The authorized capital stock of the SunAmerica Focused Alpha Growth Fund, Inc. for the period ending December 31, 2011 was 200,000,000 shares of common stock, $0.001 par value.

   On September 13, 2010, the SunAmerica Focused Alpha Growth Fund, Inc. announced its intention to conduct an in-kind tender offer to acquire up to 30% of the SunAmerica Focused Alpha Growth Fund, Inc. outstanding shares at a price equal to 98.5% of the SunAmerica Focused Alpha Growth Fund, Inc. net asset value (NAV) per share in exchange for a pro rata distribution of the SunAmerica Focused Alpha Growth Fund, Inc. portfolio securities (subject to certain exceptions, including paying cash in lieu of fractional shares and paying cash in lieu of delivering any "odd lot" of portfolio securities (i.e., fewer than 100 shares) to a participating shareholder). The in-kind tender offer commenced on October 7, 2010 and expired at 5:00 p.m. Eastern time on November 18, 2010.

   In accordance with the terms of the in-kind tender offer, the SunAmerica Focused Alpha Growth Fund, Inc. accepted 6,106,571 properly tendered shares, representing 30% of the SunAmerica Focused Alpha Growth Fund, Inc. outstanding shares of common stock, at a price per share of $17.96, which is equal to 98.5% of the SunAmerica Focused Alpha Growth Fund, Inc. net asset value per share as of the close of regular trading on the New York Stock Exchange on November 19, 2010. The total value of the assets of the SunAmerica Focused Alpha Growth Fund, Inc. distributed in payment for such properly tendered shares accepted was $109,674,015. Because the number of shares tendered exceeded 30% of the SunAmerica Focused Alpha Growth Fund, Inc. outstanding shares of common stock, the SunAmerica Focused Alpha Growth Fund, Inc. purchased tendered shares on a pro rata basis. Accordingly, on a pro rata basis, approximately 44.2% of the shares properly tendered by each participating shareholder were accepted for payment. As a result of the in-kind tender offer, the SunAmerica Focused Alpha Growth Fund, Inc. recorded net realized gains of $26,382,332 for financial statement purposes.

   As of December 31, 2011 there were 14,248,665 shares issued and outstanding of the SunAmerica Focused Alpha Growth Fund, Inc.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)


   The authorized capital stock of the SunAmerica Focused Alpha Large-Cap Fund, Inc. for the period ending December 31, 2011 was 200,000,000 shares of common stock, $0.001 par value.

   On September 13, 2010, the SunAmerica Focused Alpha Large-Cap Fund, Inc. announced its intention to conduct an in-kind tender offer to acquire up to 25% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. outstanding shares at a price equal to 98.5% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. net asset value (NAV) per share in exchange for a pro rata distribution of the SunAmerica Focused Alpha Large-Cap Fund, Inc. portfolio securities (subject to certain exceptions, including paying cash in lieu of fractional shares and paying cash in lieu of delivering any "odd lot" of portfolio securities (i.e., fewer than 100 shares) to a participating shareholder). The in-kind tender offer commenced on October 7, 2010 and expired at 5:00 p.m. Eastern time on November 18, 2010.

   In accordance with the terms of the in-kind tender offer, the SunAmerica Focused Alpha Large-Cap Fund, Inc. accepted 2,413,809 properly tendered shares, representing 25% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. outstanding shares of common stock, at a price per share of $16.64, which is equal to 98.5% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. net asset value per share as of the close of regular trading on the New York Stock Exchange on November 19, 2010. The total value of the assets of the SunAmerica Focused Alpha Large-Cap Fund, Inc. distributed in payment for such properly tendered shares accepted was $40,165,782. Because the number of shares tendered exceeded 25% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. outstanding shares of common stock, the SunAmerica Focused Alpha Large-Cap Fund, Inc. purchased tendered shares on a pro rata basis. Accordingly, on a pro rata basis, approximately 33.3% of the shares properly tendered by each participating shareholder were accepted for payment. As a result of the in-kind tender offer, the Focused Alpha Large-Cap Fund, Inc. recorded net realized gains of $6,723,429 for financial statement purposes.

   As of December 31, 2011 there were 7,241,427 shares issued and outstanding of the SunAmerica Focused Alpha Large-Cap Fund, Inc.

Note 9. Line of Credit

   The Trust has established a $10 million committed secured line of credit with State Street Bank and Trust Company, the custodian for the 2020 High Watermark Fund, Alternative Strategies Fund and Global Trends Fund. The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, for the Focused Alpha Growth and Focused Alpha Large-Cap Funds. Interest is currently payable at the higher of the Federal Funds Rate or London Interbank Offered Rate plus 125 basis points on both of the committed lines and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of both committed lines of credit which is included in other expenses on the Statement of Operations. Borrowings under both of the lines of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the period ended April 30, 2013, the following Funds had borrowings:

                                                           WEIGHTED
                            DAYS     INTEREST AVERAGE DEBT AVERAGE
PORTFOLIO                OUTSTANDING CHARGES    UTILIZED   INTEREST
---------                ----------- -------- ------------ --------
Alternative Strategies..      1        $397    10,000,000    1.43%
Focused Alpha Growth....      1           6       151,799    1.43
Focused Alpha Large-Cap.      4         140       882,813    1.43

   At April 30, 2013, there were no borrowings outstanding.

Note 10. Expense Reductions

   Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund have been reduced. For the period ended April 30, 2013, the amount of expense reductions received to offset the Fund's non-affiliated expenses was $3,502 and $200, respectively.

Note 11. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)

   program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended April 30, 2013, none of the Funds participated in this program.

Note 12. Trustees Retirement Plan

   The Trustees have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds"), or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and a Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall not be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                         RETIREMENT RETIREMENT RETIREMENT
                            PLAN       PLAN       PLAN
                         LIABILITY   EXPENSE    PAYMENTS
                         ---------- ---------- ----------
                           ------      ---       ------
FUND                           AS OF APRIL 30, 2013
----                     --------------------------------
----                       ------      ---       ------
Focused Alpha Growth....   $3,634      $84       $  991
Focused Alpha Large-Cap.    7,384       86        2,046

Note 13. Investment Concentration

   The Funds may invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the "full faith and credit" of the U.S. government. The Funds may also invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. These obligations may not be backed by the full faith and credit of the U.S. government. With respect to those instruments that are not backed by the full faith and credit of the U.S. government, the U.S. government may choose not to provide financial support to such government sponsored agencies or instrumentalities since it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund holding securities of such issuer might not be able to recover its investment from the U.S. government. As a result of the Funds' concentration in U.S. government agencies or instrumentalities, they may be subject to risks associated with the U.S. government. At the end of the period, the 2020 High Watermark Fund and the Alternative Strategies Fund had 11.3% and 47.3%, respectively, of their total net assets invested in such securities.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2013 -- (UNAUDITED)
        (CONTINUED)

Note 14. Subsequent Event

   On June 13, 2013 (the "Effective Date"), Franklin Templeton Institutional LLC ("FTI"), an indirect subsidiary of Franklin Resources, Inc., acquired the remaining equity ownership position in Pelagos from the other principal owners of Pelagos (the "Transaction"). The Transaction and the resulting change in control of Pelagos constitute an "assignment" of the Subsidiary Agreement between SunAmerica and Pelagos with respect to the Alternative Strategies Fund (the "Prior Subadvisory Agreement"), as that term is defined in the 1940 Act, and pursuant to the terms of the Prior Subadvisory Agreement, the Prior Subadvisory Agreement terminated upon its assignment. Generally, an assignment requires shareholder approval of a new subadvisory agreement; however, pursuant to the terms of an exemptive order granted by the Securities and Exchange Commission, SunAmerica is permitted, under certain conditions and subject to Board approval, to enter into new subadvisory agreements with subadvisers without obtaining shareholder approval.

   On June 4, 2013, the Board approved a new Subadvisory Agreement between SunAmerica and Pelagos with respect to the Alternative Strategies Fund (the "New Subadvisory Agreement"), which became effective on the Effective Date. The fees for services payable by SunAmerica to Pelagos under the New Subadvisory Agreement remain the same. An Information Statement, which will include information about the Transaction and the New Subadvisory Agreement, will be sent to shareholders.

   Pelagos also serves as subadvisor to the Alternative Strategies Subsidiary. The separate subadvisory agreement between SunAmerica and Pelagos with respect to the Alternative Strategies Subsidiary also terminated by its terms as a result of the Transaction. The board of directors of the Alternative Strategies Subsidiary approved a new subadvisory agreement between SunAmerica and Pelagos with respect to the Alternative Strategies Subsidiary (the "New Subsidiary Agreement"), effective upon the Effective Date. The fees for services payable by SunAmerica to Pelagos under the New Subadvisory Agreement also remain the same.

[LOGO] SunAmerica
       Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES                       OTHER INFORMATION                          This report is submitted solely for the
 Richard W. Grant                        The most recent annual and/or quar-        general information of shareholders of
 Dr. Judith L. Craven                    terly report of Prudential Financial,      the Funds. Distribution of this report
 William F. Devin                        Inc. and Prudential Global Funding,        to persons other than shareholders of
 Stephen J. Gutman                       Inc. is available without charge by call-  the Funds is authorized only in con-
 Peter A. Harbeck                        ing (800) 858-8850.                        nection with a currently effective pro-
 William J. Shea                                                                    spectus, setting forth details of the
                                         VOTING PROXIES ON FUND PORTFOLIO           Funds, which must precede or accom-
OFFICERS                                 SECURITIES                                 pany this report.
 John T. Genoy, President and Chief      A description of the policies and proce-
   Executive Officer                     dures that the Trust uses to determine     DELIVERY OF SHAREHOLDER DOCUMENTS
 Donna M. Handel, Treasurer              how to vote proxies related to securities  The Funds have adopted a policy that
 James Nichols, Vice President           held in a Fund's portfolio, which is       allows them to send only one copy of a
 Gregory N. Bressler, Chief Legal        available in the Trust's Statement of      Fund's prospectus, proxy material,
   Officer and Secretary                 Additional Information, may be ob-         annual report and semi-annual report
 Nori L. Gabert, Vice President and      tained without charge upon request, by     (the "shareholder documents") to
   Assistant Secretary                   calling (800) 858-8850. The in-            shareholders with multiple accounts
 Katherine Stoner, Vice President and    formation is also available from the       residing at the same "household." This
   Chief Compliance Officer              EDGAR database on the U.S. Secu-           practice is called householding and
 Gregory R. Kingston, Vice President     rities and Exchange Commission's           reduces Fund expenses, which benefits
   and Assistant Treasurer               website at http://www.sec.gov.             you and other shareholders. Unless the
 Kathleen Fuentes, Assistant Secretary                                              Funds receive instructions to the con-
 John E. McLean, Assistant Secretary     PROXY VOTING RECORD ON FUND                trary, you will only receive one copy of
 Shawn Parry, Assistant Treasurer        PORTFOLIO SECURITIES                       the shareholder documents. The Funds
 Matthew J. Hackethal, Anti-Money        Information regarding how the Trust        will continue to household the share-
   Laundering Compliance Officer         voted proxies related to securities held   holder documents indefinitely, until we
                                         in the Funds during the most recent        are instructed otherwise. If you do not
INVESTMENT ADVISER                       twelve month period ended June 30 is       wish to participate in householding
 SunAmerica Asset Management Corp.       available, once filed with the U.S.        please contact Shareholder Services at
 Harborside Financial Center             Securities and Exchange Commission,        (800) 858-8850 ext. 6010 or send a
 3200 Plaza 5                            without charge, upon request, by call-     written request with your name, the
 Jersey City, NJ 07311-4992              ing (800) 858-8850 or on the U.S.          name of your fund(s) and your account
                                         Securities and Exchange Commission         number(s) to SunAmerica Mutual
DISTRIBUTOR                              website at http://www.sec.gov.             Funds c/o BFDS, P.O. Box 219186,
 SunAmerica Capital Services, Inc.                                                  Kansas City MO, 64121-9186. We
 Harborside Financial Center             DISCLOSURE OF QUARTERLY PORTFOLIO          will resume individual mailings for
 3200 Plaza 5                            HOLDINGS                                   your account within thirty (30) days of
 Jersey City, NJ 07311-4992              The Trust is required to file its com-     receipt of your request.
                                         plete schedule of portfolio holdings
SHAREHOLDER SERVICING AGENT              with the U.S. Securities and Exchange      The accompanying report has not been
 SunAmerica Fund Services, Inc.          Commission for its first and third fiscal  audited by independent accountants
 Harborside Financial Center             quarters on Form N-Q. The Trust's          and accordingly no opinion has been
 3200 Plaza 5                            Forms N-Q are available on the U.S.        expressed thereon.
 Jersey City, NJ 07311-4992              Securities and Exchange Commission
                                         website at www.sec.gov. You can also
CUSTODIAN AND TRANSFER AGENT             review and obtain copies of the Forms
 State Street Bank and Trust Company     N-Q at the U.S. Securities and Ex-
 P.O. Box 5607                           change Commission Public Reference
 Boston, MA 02110                        Room in Washington DC (informa
                                         tion on the operation of the Public
                                         Reference Room may be obtained by
                                         calling 1-800-SEC-0330).

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1
                       GO TO WWW.SAFUNDS.COM

                   2
                       CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

                                    [GRAPHIC]



FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.


Distributed by: SunAmerica Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

HWSAN-4/13

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  INVESTMENTS.

         Included in Item 1 to the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a) (1) Not applicable.

         (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

         (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the
         Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: July 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: July 8, 2013

By:  /s/ Donna M. Handel
     --------------------------
     Donna M. Handel
     Treasurer

Date: July 8, 2013